                                                              FILE NO. 333-08859
                                                                       811-07727
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  As filed with the Securities and Exchange Commission on December 15, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933
                                                                             / /

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                         POST-EFFECTIVE AMENDMENT NO. 7                      /X/


                                     AND/OR
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


                                AMENDMENT NO. 8
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                (PORTION RELATING TO THE SEASONS VARIABLE ANNUITY)
                           (Exact Name of Registrant)

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (310) 772-6000

                             SUSAN L. HARRIS, ESQ.
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                    (Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

       / /  immediately upon filing pursuant to paragraph (b) of Rule 485

       /X/  on December 29, 1999 pursuant to paragaph (b) of Rule 485

       / /  60 days after filing pursuant to paragraph (a) of Rule 485

       / /  on [             ], pursuant to paragraph (a) of Rule 485


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--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT FIVE
                             CROSS REFERENCE SHEET
                              PART A -- PROSPECTUS





Incorporated herein by reference to Post-Effective Amendment No. 6 under Securities Act of 1933 (the 33 Act) and No. 7 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-08859 and 811-07727 on Form N-4 filed on July 12, 1999.

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION





Incorporated herein by reference to Post-Effective Amendment No. 6 under Securities Act of 1933 (the 33 Act) and No. 7 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-08859 and 811-07727 on Form N-4 filed on July 12, 1999.


PART C


Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                     [LOGO]

                                    PROFILE

                                 July 15, 1999





Incorporated herein by reference to Post-Effective Amendment No. 6 under Securities Act of 1933 (the 33 Act) and No. 7 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-08859 and 811-07727 on Form N-4 filed on July 12, 1999.

                                     [LOGO]

                   ALLOCATED FIXED AND VARIABLE GROUP ANNUITY
                                   issued by
                         VARIABLE ANNUITY ACCOUNT FIVE
                                      and
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                                 July 15, 1999





Incorporated herein by reference to Post-Effective Amendment No. 6 under Securities Act of 1933 (the 33 Act) and No. 7 under the Investment Company Act of 1940 (the 40 Act) to Registration Statement file No. 333-08859 and 811-07727 on Form N-4 filed on July 12, 1999.

                      STATEMENT OF ADDITIONAL INFORMATION
                       FIXED AND VARIABLE GROUP DEFERRED
                          ANNUITY CONTRACTS ISSUED BY
                         VARIABLE ANNUITY ACCOUNT FIVE
               DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY

    This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated December 29, 1999, relating to the annuity contracts described above, a copy of which may be obtained without charge by calling 800/445-SUN2 or by written request addressed to:

                     Anchor National Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299

  THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS DECEMBER 29, 1999.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Separate Account..........................................................     3
General Account...........................................................     3
Performance Data..........................................................     4
Annuity Payments..........................................................     4
Annuity Unit Values.......................................................     5
Taxes.....................................................................     7
Distribution of Contracts.................................................    10
Financial Statements......................................................    11

                                SEPARATE ACCOUNT

Variable Annuity Account Five was originally established by Anchor National Life Insurance Company (the "Company") on July 3, 1996 pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct.

Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

The separate account is divided into STRATEGIES, with the assets of each STRATEGY invested in the shares of one or more underlying investment portfolios. The Company does not guarantee the investment performance of the separate account, its STRATEGIES or the underlying investment portfolios. Values allocated to the separate account and the amount of variable annuity payments will vary with the values of shares of the underlying investment portfolios, and are also reduced by insurance charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying investment portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their STRATEGIES to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

                                GENERAL ACCOUNT

The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one, three, five, seven or ten year fixed investment option or the one year or six month dollar cost averaging fixed accounts available in connection with the general account, as elected by the owner purchasing a contract (subject to state availability). Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

The Separate Account may advertise "total return" data for its STRATEGIES. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a STRATEGY is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that STRATEGY made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

          P(1+T) to the power of n = ERV

where:       P = a hypothetical initial payment of $1,000
             T = average annual total return
             n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

The total return figures reflect the effect of both non-recurring and recurring charges. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

TOTAL ANNUAL RETURN (IN PERCENT) FOR PERIOD ENDING ON MARCH 31, 1999 (RETURN WITH/WITHOUT REDEMPTION)

                                                     INCEPTION                     SINCE
STRATEGIES                                             DATE          1 YEAR      INCEPTION
-------------------------------------------------  -------------  ------------  ------------
Growth...........................................     4/15/97     14.31/21.31   24.17/26.63
Moderate Growth..................................     4/15/97     11.23/18.23   20.81/23.34
Balanced Growth..................................     4/15/97      5.85/12.85   16.27/18.90
Conservative Growth..............................     4/15/97      2.49/ 9.49   12.52/15.22

                                INCOME PAYMENTS

INITIAL INCOME PAYMENT

    The initial income payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of certain guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity payment. The number of Annuity Units determined for the first variable annuity payment remains constant for the second and subsequent monthly variable annuity payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

For a fixed annuity, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

If contract holders elect to begin Income Payments using the Income Protector Program, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit BASE to the annuity table specifically designated for use in conjunction with the Income Protector Program, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit BASE applied. Income proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classifications is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

The income benefit BASE is applied and then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.

                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each STRATEGY.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a STRATEGY exceeds 3.5%, variable annuity payments derived from allocations to that STRATEGY will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the STRATEGIES elected, and the amount of each annuity payment will vary accordingly.

For each STRATEGY, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a STRATEGY from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any STRATEGY for a certain month is determined by dividing (a) by
(b) where:

    (a) is the Accumulation Unit value of the STRATEGY determined as of the end of that month, and

    (b) is the Accumulation Unit value of the STRATEGY determined as of the end of the preceding month.

The NIF for a STRATEGY for a given month is a measure of the net investment performance of the STRATEGY from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the underlying investment portfolios in which the STRATEGY invests; it is also reduced by separate account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given STRATEGY had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                                    NIF = ($11.46/$11.44)
                                      = 1.00174825

ILLUSTRATIVE EXAMPLE

The change in Annuity Unit value for a STRATEGY from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that STRATEGY for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity payment tables are based. For example, if the net investment rate for a STRATEGY (reflected in the NIF) were equal to the assumed investment rate, the variable annuity payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)^(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the STRATEGY was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

                           VARIABLE ANNUITY PAYMENTS

ILLUSTRATIVE EXAMPLE

    Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single STRATEGY. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the STRATEGY on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity payment date is $13.327695.

P's first variable annuity payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly annuity payments for each $1,000 of applied contract value, P's first variable annuity payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $630.95/$13.256932 = 47.593968

P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

               Second Payment = 47.593968 x $13.327695 = $634.32

The third and subsequent variable annuity payments are computed in a manner similar to the second variable annuity payment.

Note that the amount of the first variable annuity payment depends on the contract value in the relevant STRATEGY on the Annuity Date and thus reflects the investment performance of the STRATEGY net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the STRATEGY). The net investment performance of the STRATEGY during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.

                                     TAXES

GENERAL

    Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A contract owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity payments under the annuity payment option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Non-qualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of annuity payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Contract owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code (other than (1) annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying annuity variable contracts such as the contracts. The regulations amplify the diversification requirements for variable annuity contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

MULTIPLE CONTRACTS

Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) H.R. 10 PLANS

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) INDIVIDUAL RETIREMENT ANNUITIES

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) ROTH IRAS

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

(e) CORPORATE PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) DEFERRED COMPENSATION PLANS -- SECTION 457


Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the plan assets shall remain solely the property of the employer, subject only to the claims of the employer's general creditors until such time as made available to an owner or a Beneficiary. As of January 1, 1999 all 457 plans of state and local governments must hold assets and income in trust (or custodial accounts or an annuity contract) for the exclusive benefit of participants and their beneficiaries.


                           DISTRIBUTION OF CONTRACTS

The contracts are offered through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No Underwriting fees are paid in connection with the distribution of the Contracts.


Contracts are offered on a continuous basis.

                              FINANCIAL STATEMENTS

The audited consolidated financial statements of the Company as of September 30, 1998 and 1997 and for each of the three years in the period ended September 30, 1998 are presented in this Statement of Additional Information. Effective October 1, 1999, the Company changed its fiscal year end from September 30, to December 31. Reflecting this change, also included in this Statement of Additional Information is the Company's audited Transition Report as of and for the three months ended December 31, 1998. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts. The financial statements of Variable Annuity Account Five (Portion Relating to the SEASONS Variable Annuity) as of March 31, 1999 and for the year then ended and for the period from inception to March 31, 1998 are included in this Statement of Additional Information.

PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholder of Anchor National Life Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated income statement and statement of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at September 30, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 1998

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                     ASSETS

                                                                      AT SEPTEMBER 30,
                                                              ---------------------------------
                                                                   1998              1997
                                                              ---------------   ---------------
Investments:
  Cash and short-term investments...........................  $   333,735,000   $   113,580,000
  Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost: 1998,
   $1,934,863,000; 1997, $1,942,485,000)....................    1,954,754,000     1,986,194,000
  Mortgage loans............................................      391,448,000       339,530,000
  Common stocks available for sale, at fair value (cost:
   1998, $115,000; 1997, $271,000)..........................          169,000         1,275,000
  Real estate...............................................       24,000,000        24,000,000
  Other invested assets.....................................       30,636,000       143,722,000
                                                              ---------------   ---------------
      Total investments.....................................    2,734,742,000     2,608,301,000
Variable annuity assets held in separate accounts...........   11,133,569,000     9,343,200,000
Accrued investment income...................................       26,408,000        21,759,000
Deferred acquisition costs..................................      539,850,000       536,155,000
Income taxes currently receivable...........................        5,869,000                --
Other assets................................................       85,926,000        61,524,000
                                                              ---------------   ---------------
      TOTAL ASSETS..........................................  $14,526,364,000   $12,570,939,000
                                                              ---------------   ---------------
                                                              ---------------   ---------------

                             LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity contracts......................  $ 2,189,272,000   $ 2,098,803,000
  Reserves for guaranteed investment contracts..............      282,267,000       295,175,000
  Payable to brokers for purchases of securities............       27,053,000           263,000
  Income taxes currently payable............................               --        32,265,000
  Other liabilities.........................................      106,594,000       122,728,000
                                                              ---------------   ---------------
      Total reserves, payables and accrued liabilities......    2,605,186,000     2,549,234,000
                                                              ---------------   ---------------
Variable annuity liabilities related to separate accounts...   11,133,569,000     9,343,200,000
                                                              ---------------   ---------------
Subordinated notes payable to Parent........................       39,182,000        36,240,000
                                                              ---------------   ---------------
Deferred income taxes.......................................       95,758,000        67,047,000
                                                              ---------------   ---------------
Shareholder's equity:
  Common Stock..............................................        3,511,000         3,511,000
  Additional paid-in capital................................      308,674,000       308,674,000
  Retained earnings.........................................      332,069,000       244,628,000
  Net unrealized gains on debt and equity securities
   available for sale.......................................        8,415,000        18,405,000
                                                              ---------------   ---------------
      Total shareholder's equity............................      652,669,000       575,218,000
                                                              ---------------   ---------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $14,526,364,000   $12,570,939,000
                                                              ---------------   ---------------
                                                              ---------------   ---------------

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                         CONSOLIDATED INCOME STATEMENT

                                                            YEARS ENDED SEPTEMBER 30,
                                                    ------------------------------------------
                                                        1998           1997           1996
                                                    ------------   ------------   ------------
Investment income.................................  $221,966,000   $210,759,000   $164,631,000
                                                    ------------   ------------   ------------
Interest expense on:
  Fixed annuity contracts.........................  (112,695,000)  (109,217,000)   (82,690,000)
  Guaranteed investment contracts.................   (17,787,000)   (22,650,000)   (19,974,000)
  Senior indebtedness.............................    (1,498,000)    (2,549,000)    (2,568,000)
  Subordinated notes payable to Parent............    (3,114,000)    (3,142,000)    (2,556,000)
                                                    ------------   ------------   ------------
  Total interest expense..........................  (135,094,000)  (137,558,000)  (107,788,000)
                                                    ------------   ------------   ------------
NET INVESTMENT INCOME.............................    86,872,000     73,201,000     56,843,000
                                                    ------------   ------------   ------------
NET REALIZED INVESTMENT GAINS (LOSSES)............    19,482,000    (17,394,000)   (13,355,000)
                                                    ------------   ------------   ------------
Fee income:
  Variable annuity fees...........................   200,867,000    139,492,000    103,970,000
  Net retained commissions........................    48,561,000     39,143,000     31,548,000
  Asset management fees...........................    29,592,000     25,764,000     25,413,000
  Surrender charges...............................     7,404,000      5,529,000      5,184,000
  Other fees......................................     3,938,000      3,218,000      3,390,000
                                                    ------------   ------------   ------------
TOTAL FEE INCOME..................................   290,362,000    213,146,000    169,505,000
                                                    ------------   ------------   ------------
GENERAL AND ADMINISTRATIVE EXPENSES...............   (96,102,000)   (98,802,000)   (81,552,000)
                                                    ------------   ------------   ------------
AMORTIZATION OF DEFERRED ACQUISITION COSTS........   (72,713,000)   (66,879,000)   (57,520,000)
                                                    ------------   ------------   ------------
ANNUAL COMMISSIONS................................   (18,209,000)    (8,977,000)    (4,613,000)
                                                    ------------   ------------   ------------
PRETAX INCOME.....................................   209,692,000     94,295,000     69,308,000
Income tax expense................................   (71,051,000)   (31,169,000)   (24,252,000)
                                                    ------------   ------------   ------------
NET INCOME........................................  $138,641,000   $ 63,126,000   $ 45,056,000
                                                    ------------   ------------   ------------
                                                    ------------   ------------   ------------

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                      YEARS ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------
                                                              1998               1997               1996
                                                        ----------------   ----------------   ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income............................................  $    138,641,000   $     63,126,000   $     45,056,000
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Interest credited to:
    Fixed annuity contracts...........................       112,695,000        109,217,000         82,690,000
    Guaranteed investment contracts...................        17,787,000         22,650,000         19,974,000
    Net realized investment (gains) losses............       (19,482,000)        17,394,000         13,355,000
    Amortization (accretion) of net premiums
     (discounts) on investments.......................           447,000        (18,576,000)        (8,976,000)
    Amortization of goodwill..........................         1,422,000          1,187,000          1,169,000
    Provision for deferred income taxes...............        34,087,000        (16,024,000)        (3,351,000)
Change in:
  Accrued investment income...........................        (4,649,000)        (2,084,000)        (5,483,000)
  Deferred acquisition costs..........................      (160,926,000)      (113,145,000)       (60,941,000)
  Other assets........................................       (19,374,000)       (14,598,000)        (8,000,000)
  Income taxes currently payable......................       (38,134,000)        10,779,000          5,766,000
  Other liabilities...................................        (2,248,000)        14,187,000          5,474,000
Other, net............................................        (5,599,000)           418,000           (129,000)
                                                        ----------------   ----------------   ----------------
NET CASH PROVIDED BY OPERATING ACTIVITIES.............        54,667,000         74,531,000         86,604,000
                                                        ----------------   ----------------   ----------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Premium receipts on:
    Fixed annuity contracts...........................     1,512,994,000      1,097,937,000        741,774,000
    Guaranteed investment contracts...................         5,619,000         55,000,000        134,967,000
  Net exchanges from the fixed accounts of variable
   annuity contracts..................................    (1,303,790,000)      (620,367,000)      (236,705,000)
  Withdrawal payments on:
    Fixed annuity contracts...........................      (191,690,000)      (242,589,000)      (263,614,000)
    Guaranteed investment contracts...................       (36,313,000)      (198,062,000)       (16,492,000)
  Claims and annuity payments on fixed annuity
   contracts..........................................       (40,589,000)       (35,731,000)       (31,107,000)
  Net receipts from (repayment of) other short-term
   financings.........................................       (10,944,000)        34,239,000       (119,712,000)
  Net receipts from a modified coinsurance
   transaction........................................       166,631,000                 --                 --
  Capital contributions received......................                --         28,411,000         27,387,000
  Dividends paid......................................       (51,200,000)       (25,500,000)       (29,400,000)
                                                        ----------------   ----------------   ----------------
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES......        50,718,000         93,338,000        207,098,000
                                                        ----------------   ----------------   ----------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of:
    Bonds, notes and redeemable preferred stocks......    (1,970,502,000)    (2,566,211,000)    (1,937,890,000)
    Mortgage loans....................................      (131,386,000)      (266,771,000)       (15,000,000)
    Other investments, excluding short-term
     investments......................................                --        (75,556,000)       (36,770,000)
  Sales of:
    Bonds, notes and redeemable preferred stocks......     1,602,079,000      2,299,063,000      1,241,928,000
    Real estate.......................................                --                 --            900,000
    Other investments, excluding short-term
     investments......................................        42,458,000          6,421,000          4,937,000
  Redemptions and maturities of:
    Bonds, notes and redeemable preferred stocks......       424,393,000        376,847,000        288,969,000
    Mortgage loans....................................        80,515,000         25,920,000         11,324,000
    Other investments, excluding short-term
     investments......................................        67,213,000         23,940,000         20,749,000
                                                        ----------------   ----------------   ----------------
NET CASH PROVIDED (USED) BY INVESTING ACTIVITIES......       114,770,000       (176,347,000)      (420,853,000)
                                                        ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
 INVESTMENTS..........................................       220,155,000         (8,478,000)      (127,151,000)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
 PERIOD...............................................       113,580,000        122,058,000        249,209,000
                                                        ----------------   ----------------   ----------------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD......  $    333,735,000   $    113,580,000   $    122,058,000
                                                        ----------------   ----------------   ----------------
                                                        ----------------   ----------------   ----------------
SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid on indebtedness.......................  $      3,912,000   $      7,032,000   $      5,982,000
                                                        ----------------   ----------------   ----------------
                                                        ----------------   ----------------   ----------------
  Net income taxes paid...............................  $     74,932,000   $     36,420,000   $     22,031,000
                                                        ----------------   ----------------   ----------------
                                                        ----------------   ----------------   ----------------

                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

Anchor National Life Insurance Company (the "Company") is a wholly owned indirect subsidiary of SunAmerica Inc. (the "Parent"). The Company is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which includes the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified to conform with the 1998 presentation.

The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in limited partnerships, which are accounted for by using the cost method of accounting; separate account investments; leveraged leases; policy loans, which are carried at unpaid balances; and collateralized mortgage obligation residuals.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains/losses on debt and equity securities available for sale that is credited or charged directly to shareholder's equity. DAC has been decreased by $7,000,000 at September 30, 1998 and $16,400,000 at September 30, 1997 for this adjustment.

VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

GOODWILL: Goodwill, amounting to $23,339,000 at September 30, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is not included in these financial statements.

SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending September 30, 1999 and is not included in these financial statements. Implementation of SFAS 130 and SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 is effective for the Company as of October 1, 1999 and is not included in these financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                                 ESTIMATED FAIR
                                                                               AMORTIZED COST        VALUE
                                                                              ----------------  ----------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government................................  $     84,377,000  $     88,239,000
  Mortgage-backed securities................................................       569,613,000       584,007,000
  Securities of public utilities............................................       108,431,000       106,065,000
  Corporate bonds and notes.................................................       883,890,000       884,209,000
  Redeemable preferred stocks...............................................         6,125,000         6,888,000
  Other debt securities.....................................................       282,427,000       285,346,000
                                                                              ----------------  ----------------
  Total.....................................................................  $  1,934,863,000  $  1,954,754,000
                                                                              ----------------  ----------------
                                                                              ----------------  ----------------
AT SEPTEMBER 30, 1997:
  Government................................................................  $     18,496,000  $     18,962,000
  Mortgage-backed securities................................................       636,018,000       649,196,000
  Securities of public utilities............................................        22,792,000        22,893,000
  Corporate bonds and notes.................................................       984,573,000     1,012,559,000
  Redeemable preferred stocks...............................................         6,125,000         6,681,000
  Other debt securities.....................................................       274,481,000       275,903,000
                                                                              ----------------  ----------------
  Total.....................................................................  $  1,942,485,000  $  1,986,194,000
                                                                              ----------------  ----------------
                                                                              ----------------  ----------------

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of September 30, 1998, follow:

                                                                                                 ESTIMATED FAIR
                                                                               AMORTIZED COST        VALUE
                                                                              ----------------  ----------------
  Due in one year or less...................................................  $     19,124,000  $     19,319,000
  Due after one year through five years.....................................       313,396,000       318,943,000
  Due after five years through ten years....................................       744,740,000       750,286,000
  Due after ten years.......................................................       287,990,000       282,199,000
  Mortgage-backed securities................................................       569,613,000       584,007,000
                                                                              ----------------  ----------------
  Total.....................................................................  $  1,934,863,000  $  1,954,754,000
                                                                              ----------------  ----------------
                                                                              ----------------  ----------------

Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS (CONTINUED)
Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                        GROSS          GROSS
                                                                                     UNREALIZED      UNREALIZED
                                                                                        GAINS          LOSSES
                                                                                    -------------  --------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government......................................  $   3,862,000  $           --
  Mortgage-backed securities......................................................     15,103,000        (709,000)
  Securities of public utilities..................................................      2,420,000      (4,786,000)
  Corporate bonds and notes.......................................................     31,795,000     (31,476,000)
  Redeemable preferred stocks.....................................................        763,000              --
  Other debt securities...........................................................      5,235,000      (2,316,000)
                                                                                    -------------  --------------
  Total...........................................................................  $  59,178,000  $  (39,287,000)
                                                                                    -------------  --------------
                                                                                    -------------  --------------
AT SEPTEMBER 30, 1998:
  Securities of the United States Government......................................  $     498,000  $      (32,000)
  Mortgage-backed securities......................................................     14,998,000      (1,820,000)
  Securities of public utilities..................................................        141,000         (40,000)
  Corporate bonds and notes.......................................................     28,691,000        (705,000)
  Redeemable preferred stocks.....................................................        556,000              --
  Other debt securities...........................................................      1,569,000        (147,000)
                                                                                    -------------  --------------
  Total...........................................................................  $  46,453,000  $   (2,744,000)
                                                                                    -------------  --------------
                                                                                    -------------  --------------

Gross unrealized gains on equity securities available for sale aggregated $54,000 and $1,004,000 at September 30, 1998 and 1997, respectively. There were no unrealized losses at September 30, 1998 and 1997.

Gross realized investment gains and losses on sales of investments are as follows:

                                                                            YEARS ENDED SEPTEMBER 30,
                                                                  ----------------------------------------------
                                                                       1998            1997            1996
                                                                  --------------  --------------  --------------
BONDS, NOTES AND REDEEMABLE
 PREFERRED STOCKS:
  Realized gains................................................  $   28,086,000  $   22,179,000  $   14,532,000
  Realized losses...............................................      (4,627,000)    (25,310,000)    (10,432,000)
COMMON STOCKS:
  Realized gains................................................         337,000       4,002,000         511,000
  Realized losses...............................................              --        (312,000)     (3,151,000)
OTHER INVESTMENTS:
  Realized gains................................................       8,824,000       2,450,000       1,135,000
IMPAIRMENT WRITEDOWNS...........................................     (13,138,000)    (20,403,000)    (15,950,000)
                                                                  --------------  --------------  --------------
Total net realized investment gains and losses..................  $   19,482,000  $  (17,394,000) $  (13,355,000)
                                                                  --------------  --------------  --------------
                                                                  --------------  --------------  --------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS (CONTINUED)
The sources and related amounts of investment income are as follows:

                                                                           YEARS ENDED SEPTEMBER 30,
                                                                 ----------------------------------------------
                                                                      1998            1997            1996
                                                                 --------------  --------------  --------------
Short-term investments.........................................  $   12,524,000  $   11,780,000  $   10,647,000
Bonds, notes and redeemable preferred stocks...................     156,140,000     163,038,000     140,387,000
Mortgage loans.................................................      29,996,000      17,632,000       8,701,000
Common stocks..................................................          34,000          16,000           8,000
Real estate....................................................        (467,000)       (296,000)       (196,000)
Cost-method partnerships.......................................      24,311,000       6,725,000       4,073,000
Other invested assets..........................................        (572,000)     11,864,000       1,011,000
                                                                 --------------  --------------  --------------
      Total investment income..................................  $  221,966,000  $  210,759,000  $  164,631,000
                                                                 --------------  --------------  --------------
                                                                 --------------  --------------  --------------

Expenses incurred to manage the investment portfolio amounted to $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

At September 30, 1998, no investment exceeded 10% of the Company's consolidated shareholder's equity.

At September 30, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 21% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At September 30, 1998, bonds, notes and redeemable preferred stocks included $167,564,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at September 30, 1998.

At September 30, 1998, the carrying value of investments in default as to the payment of principal or interest was $917,000, all of which were mortgage loans. Such nonperforming investments had an estimated fair value equal to their carrying value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At September 30, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $278,000 and $125,000 for the years ended September 30, 1998 and 1997, respectively, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement.

At September 30, 1998, $5,154,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts and single premium life contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
The estimated fair values of the Company's financial instruments at September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                                     CARRYING VALUE      FAIR VALUE
                                                                    ----------------  ----------------
1998:

ASSETS:
  Cash and short-term investments.................................  $    333,735,000  $    333,735,000
  Bonds, notes and redeemable preferred stocks....................     1,954,754,000     1,954,754,000
  Mortgage loans..................................................       391,448,000       415,981,000
  Common stocks...................................................           169,000           169,000
  Cost-method partnerships........................................         4,403,000        12,744,000
  Variable annuity assets held in separate accounts...............    11,133,569,000    11,133,569,000

LIABILITIES:
  Reserves for fixed annuity contracts............................     2,189,272,000     2,116,874,000
  Reserves for guaranteed investment contracts....................       282,267,000       282,267,000
  Payable to brokers for purchases of securities..................        27,053,000        27,053,000
  Variable annuity liabilities related to separate accounts.......    11,133,569,000    10,696,607,000
  Subordinated notes payable to Parent............................        39,182,000        40,550,000
                                                                    ----------------  ----------------
                                                                    ----------------  ----------------
1997:

ASSETS:
  Cash and short-term investments.................................  $    113,580,000  $    113,580,000
  Bonds, notes and redeemable preferred stocks....................     1,986,194,000     1,986,194,000
  Mortgage loans..................................................       339,530,000       354,495,000
  Common stocks...................................................         1,275,000         1,275,000
  Cost-method partnerships........................................        46,880,000        84,186,000
  Variable annuity assets held in separate accounts...............     9,343,200,000     9,343,200,000

LIABILITIES:
  Reserves for fixed annuity contracts............................     2,098,803,000     2,026,258,000
  Reserves for guaranteed investment contracts....................       295,175,000       295,175,000
  Payable to brokers for purchases of securities..................           263,000           263,000
  Variable annuity liabilities related to separate accounts.......     9,343,200,000     9,077,200,000
  Subordinated notes payable to Parent............................        36,240,000        37,393,000
                                                                    ----------------  ----------------
                                                                    ----------------  ----------------

5.  SUBORDINATED NOTES PAYABLE TO PARENT

Subordinated notes and accrued interest payable to Parent totaled $39,182,000 at interest rates ranging from 8.5% to 9% at September 30, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000 and $10,000,000 in
2001.

6.  REINSURANCE

On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involves the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  REINSURANCE (CONTINUED)
As payments are made to the reinsurer, the reduction of DAC is relieved. The net reduction in DAC at September 30, 1998 was $166,631,000. Certain expenses related to this transaction are being charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

7.  CONTINGENT LIABILITIES

The Company has entered into three agreements in which it has provided liquidity support for certain short-term securities of two municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees is $242,600,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $51,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position or results of operations.

8.  SHAREHOLDER'S EQUITY

The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At September 30, 1998 and 1997, 3,511 shares were outstanding.

Changes in shareholder's equity are as follows:

                                                                 YEARS ENDED SEPTEMBER 30,
                                                       ----------------------------------------------
                                                            1998            1997            1996
                                                       --------------  --------------  --------------
ADDITIONAL PAID-IN CAPITAL:
  Beginning balances.................................  $  308,674,000  $  280,263,000  $  252,876,000
  Capital contributions received.....................              --      28,411,000      27,387,000
                                                       --------------  --------------  --------------
  Ending balances....................................  $  308,674,000  $  308,674,000  $  280,263,000
                                                       --------------  --------------  --------------
                                                       --------------  --------------  --------------
RETAINED EARNINGS:
  Beginning balances.................................  $  244,628,000  $  207,002,000  $  191,346,000
  Net income.........................................     138,641,000      63,126,000      45,056,000
  Dividend paid......................................     (51,200,000)    (25,500,000)    (29,400,000)
                                                       --------------  --------------  --------------
  Ending balances....................................  $  332,069,000  $  244,628,000  $  207,002,000
                                                       --------------  --------------  --------------
                                                       --------------  --------------  --------------

NET UNREALIZED GAINS (LOSSES) ON DEBT AND
 EQUITY SECURITIES AVAILABLE FOR SALE:
  Beginning balances.......................  $18,405,000  $(5,521,000) $(5,673,000)
  Change in net unrealized gains (losses)
   on debt securities available for sale...  (23,818,000)  57,463,000   (2,904,000)
  Change in net unrealized gains (losses)
   on equity securities available for
   sale....................................     (950,000)     (55,000)   3,538,000
  Change in adjustment to deferred
   acquisition costs.......................    9,400,000  (20,600,000)    (400,000)
  Tax effects of net changes...............    5,378,000  (12,882,000)     (82,000)
                                             -----------  -----------  -----------
  Ending balances..........................  $ 8,415,000  $18,405,000  $(5,521,000)
                                             -----------  -----------  -----------
                                             -----------  -----------  -----------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  SHAREHOLDER'S EQUITY (CONTINUED)
Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively.

Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the nine months ended September 30, 1998 was $64,125,000. The statutory net income for the year ended December 31, 1997 was $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus was $537,542,000 at September 30, 1998, $567,979,000 at December 31,
1997 and $311,176,000 at December 31, 1996.

9.  INCOME TAXES

The components of the provisions for federal income taxes on pretax income consist of the following:

                                                         NET REALIZED
                                                          INVESTMENT
                                                        GAINS (LOSSES)    OPERATIONS        TOTAL
                                                        --------------  --------------  --------------
1998:

Currently payable.....................................  $    4,221,000  $   32,743,000  $   36,964,000
Deferred..............................................        (550,000)     34,637,000      34,087,000
                                                        --------------  --------------  --------------
Total income tax expense..............................  $    3,671,000  $   67,380,000  $   71,051,000
                                                        --------------  --------------  --------------
                                                        --------------  --------------  --------------
1997:

Currently payable.....................................  $   (3,635,000) $   50,828,000  $   47,193,000
Deferred..............................................      (2,258,000)    (13,766,000)    (16,024,000)
                                                        --------------  --------------  --------------
Total income tax expense..............................  $   (5,893,000) $   37,062,000  $   31,169,000
                                                        --------------  --------------  --------------
                                                        --------------  --------------  --------------
1996:

Currently payable.....................................  $    5,754,000  $   21,849,000  $   27,603,000
Deferred..............................................     (10,347,000)      6,996,000      (3,351,000)
                                                        --------------  --------------  --------------
Total income tax expense..............................  $   (4,593,000) $   28,845,000  $   24,252,000
                                                        --------------  --------------  --------------
                                                        --------------  --------------  --------------

Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                    YEARS ENDED SEPTEMBER 30,
                                                           -------------------------------------------
                                                               1998           1997           1996
                                                           -------------  -------------  -------------
Amount computed at statutory rate........................  $  73,392,000  $  33,003,000  $  24,258,000
Increases (decreases) resulting from:
  Amortization of differences between book and tax bases
   of net assets acquired................................        460,000        666,000        464,000
  State income taxes, net of federal tax benefit.........      5,530,000      1,950,000      2,070,000
  Dividends-received deduction...........................     (7,254,000)    (4,270,000)    (2,357,000)
  Tax credits............................................     (1,296,000)      (318,000)      (257,000)
  Other, net.............................................        219,000        138,000         74,000
                                                           -------------  -------------  -------------
Total income tax expense.................................  $  71,051,000  $  31,169,000  $  24,252,000
                                                           -------------  -------------  -------------
                                                           -------------  -------------  -------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

9.  INCOME TAXES (CONTINUED)
For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at September 30, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                                      SEPTEMBER 30,
                                                             -------------------------------
                                                                  1998             1997
                                                             ---------------  --------------
DEFERRED TAX LIABILITIES:
Investments................................................  $    17,643,000  $   13,160,000
Deferred acquisition costs.................................      223,392,000     154,949,000
State income taxes.........................................        2,873,000       1,777,000
Other liabilities..........................................          144,000              --
Net unrealized gains on debt and equity securities
 available for sale........................................        4,531,000       9,910,000
                                                             ---------------  --------------
Total deferred tax liabilities.............................      248,583,000     179,796,000
                                                             ---------------  --------------
DEFERRED TAX ASSETS:
Contractholder reserves....................................     (149,915,000)   (108,090,000)
Guaranty fund assessments..................................       (2,910,000)     (2,707,000)
Other assets...............................................               --      (1,952,000)
                                                             ---------------  --------------
Total deferred tax assets..................................     (152,825,000)   (112,749,000)
                                                             ---------------  --------------
Deferred income taxes......................................  $    95,758,000  $   67,047,000
                                                             ---------------  --------------
                                                             ---------------  --------------

10. RELATED PARTY MATTERS

The Company pays commissions to five affiliated companies, SunAmerica Securities, Inc., Advantage Capital Corp., Financial Services Corp., Sentra Securities Corp. and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $32,946,000 in 1998, $25,492,000 in 1997, and $16,906,000 in 1996. These
broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 33.6%, 36.1%, and 38.3% of premiums in 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 17.3% and 8.4% of premiums in 1998, 19.2% and 10.1% in 1997, and 19.7% and 10.2% in 1996,
respectively.

The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $39,482,000, $31,968,000 and $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

The Parent made a capital contribution of $28,411,000 in December 1996 to the Company, through the Company's direct parent, in exchange for the termination of its guaranty with respect to certain real estate owned in Arizona. Accordingly, the Company reduced the carrying value of this real estate to estimated fair value to reflect the termination of the guaranty.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. RELATED PARTY MATTERS (CONTINUED)
During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

11. BUSINESS SEGMENTS

Summarized data for the Company's business segments follow:

                                                         TOTAL
                                                     DEPRECIATION
                                                          AND
                                                     AMORTIZATION
                                     TOTAL REVENUES     EXPENSE     PRETAX INCOME     TOTAL ASSETS
                                     --------------  -------------  --------------  -----------------
1998:

Annuity operations.................  $  443,407,000  $  60,731,000  $  178,120,000  $  14,366,018,000
Broker-dealer operations...........      47,363,000      1,770,000      22,401,000         55,870,000
Asset management operations........      41,040,000     14,780,000       9,171,000        104,476,000
                                     --------------  -------------  --------------  -----------------
Total..............................  $  531,810,000  $  77,281,000  $  209,692,000  $  14,526,364,000
                                     --------------  -------------  --------------  -----------------
                                     --------------  -------------  --------------  -----------------
1997:
Annuity operations.................  $  332,845,000  $  55,675,000  $   74,792,000  $  12,438,021,000
Broker-dealer operations...........      38,005,000        689,000      16,705,000         51,400,000
Asset management operations........      35,661,000     16,357,000       2,798,000         81,518,000
                                     --------------  -------------  --------------  -----------------
Total..............................  $  406,511,000  $  72,721,000  $   94,295,000  $  12,570,939,000
                                     --------------  -------------  --------------  -----------------
                                     --------------  -------------  --------------  -----------------
1996:
Annuity operations.................  $  256,681,000  $  43,974,000  $   53,827,000  $   9,092,770,000
Broker-dealer operations...........      31,053,000        449,000      13,033,000         37,355,000
Asset management operations........      33,047,000     18,295,000       2,448,000         74,410,000
                                     --------------  -------------  --------------  -----------------
Total..............................  $  320,781,000  $  62,718,000  $   69,308,000  $   9,204,535,000
                                     --------------  -------------  --------------  -----------------
                                     --------------  -------------  --------------  -----------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12. SUBSEQUENT EVENTS

On July 15, 1998, the Company entered into a definitive agreement to acquire the individual life business and the individual and group annuity business of MBL Life Assurance Corporation (MBL Life) via a 100% coinsurance transaction for approximately $130,000,000 in cash. The transaction will include approximately $2,000,000,000 of universal life reserves and $3,000,000,000 of fixed annuity reserves. The Company plans to reinsure a large portion of the mortality risk associated with the acquired block of universal life business. Completion of this acquisition is expected by the end of calendar year 1998 and is subject to customary conditions and required approvals. Included in this block of business is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company, and the remainder of the business will be acquired by the Company via assumption reinsurance agreements between MBL Life and the respective companies, which will supersede the coinsurance agreement. The $130,000,000 purchase price will be allocated between the Company and its affiliate based on their respective assumed life insurance reserves.

On August 20, 1998, the Parent announced that it has entered into a definite agreement to merge with and into American International Group, Inc. ("AIG"). Under the terms of the agreement, each share of the Parent's common stock (including Nontransferable Class B) will be exchanged for 0.855 shares of AIG's common stock. The transaction will be treated as a pooling of interests for accounting purposes and will be a tax-free reorganization. The transaction was approved by both the Parent's and AIG's shareholders on November 18, 1998, and, subject to various regulatory approvals, will be completed in late 1998 or early 1999.

                        Report of Independent Accountants



To the Board of Directors and Shareholder of Anchor National Life Insurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statement of income and comprehensive income and cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1998, September 30, 1998 and 1997, and the results of their operations and their cash flows for the three months ended December 31, 1998 and for each of the three fiscal years in the period ended September 30, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
Los Angeles, California



November 19, 1999

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                                                             At September 30,
                                                       December 31,      ------------------------------------
                                                               1998                 1998                 1997
                                                    ---------------      ---------------      ---------------
ASSETS

Investments:
   Cash and short-term investments                  $ 3,303,454,000      $   333,735,000      $   113,580,000
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 1998, $4,252,740,000;
      September 1998, $1,934,863,000;
      September 1997, $1,942,485,000)                 4,248,840,000        1,954,754,000        1,986,194,000
   Mortgage loans                                       388,780,000          391,448,000          339,530,000
   Policy loans                                         320,688,000           11,197,000           10,948,000
   Common stocks available for sale,
      at fair value (cost: December 1998,
      $1,409,000; September 1998, $115,000;
      September 1997, $271,000)                           1,419,000              169,000            1,275,000
   Partnerships                                           4,577,000            4,403,000           46,880,000
   Real estate                                           24,000,000           24,000,000           24,000,000
   Other invested assets                                 15,185,000           15,036,000           85,894,000
                                                    ---------------      ---------------      ---------------

   Total investments                                  8,306,943,000        2,734,742,000        2,608,301,000

Variable annuity assets held in separate
   accounts                                          13,767,213,000       11,133,569,000        9,343,200,000
Accrued investment income                                73,441,000           26,408,000           21,759,000
Deferred acquisition costs                              866,053,000          539,850,000          536,155,000
Income taxes currently receivable                               ---            5,869,000                  ---
Receivable from brokers for sales of
   securities                                            22,826,000           23,904,000            2,290,000
Other assets                                            109,857,000           85,926,000           61,524,000
                                                    ---------------      ---------------      ---------------

TOTAL ASSETS                                        $23,146,333,000      $14,550,268,000      $12,573,229,000
                                                    ---------------      ---------------      ---------------
                                                    ---------------      ---------------      ---------------







                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                                                                   At September 30,
                                                             December 31,      ------------------------------------
                                                                     1998                 1998                 1997
                                                          ---------------      ---------------      ---------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts                   $ 5,500,157,000      $ 2,189,272,000      $ 2,098,803,000
   Reserves for universal life insurance
      contracts                                             2,339,194,000                  ---                  ---
   Reserves for guaranteed investment
      contracts                                               306,461,000          282,267,000          295,175,000
   Payable to brokers for purchases of
      securities                                                      ---           50,957,000            2,553,000
   Income taxes currently payable                              11,123,000                  ---           32,265,000
   Other liabilities                                          160,020,000          106,594,000          122,728,000
                                                          ---------------      ---------------      ---------------

   Total reserves, payables
      and accrued liabilities                               8,316,955,000        2,629,090,000        2,551,524,000
                                                          ---------------      ---------------      ---------------

Variable annuity liabilities related to
   separate accounts                                       13,767,213,000       11,133,569,000        9,343,200,000
                                                          ---------------      ---------------      ---------------

Subordinated notes payable to affiliates                      209,367,000           39,182,000           36,240,000
                                                          ---------------      ---------------      ---------------

Deferred income taxes                                         105,772,000           95,758,000           67,047,000
                                                          ---------------      ---------------      ---------------

Shareholder's equity:
   Common Stock                                                 3,511,000            3,511,000            3,511,000
   Additional paid-in capital                                 378,674,000          308,674,000          308,674,000
   Retained earnings                                          366,460,000          332,069,000          244,628,000
   Accumulated other comprehensive
      income (loss)                                            (1,619,000)           8,415,000           18,405,000
                                                          ---------------      ---------------      ---------------

   Total shareholder's equity                                 747,026,000          652,669,000          575,218,000
                                                          ---------------      ---------------      ---------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                $23,146,333,000      $14,550,268,000      $12,573,229,000
                                                          ---------------      ---------------      ---------------
                                                          ---------------      ---------------      ---------------








                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                                                          Years Ended September 30,
                                               Three Months Ended         ---------------------------------------------------------
                                                December 31, 1998                  1998                  1997                  1996
                                                -----------------         -------------         -------------         -------------
Investment income                               $      54,278,000         $ 221,966,000         $ 210,759,000         $ 164,631,000
                                                -----------------         -------------         -------------         -------------

Interest expense on:
   Fixed annuity contracts                            (22,828,000)         (112,695,000)         (109,217,000)          (82,690,000)
   Guaranteed investment
      contracts                                        (3,980,000)          (17,787,000)          (22,650,000)          (19,974,000)
   Senior indebtedness                                    (34,000)           (1,498,000)           (2,549,000)           (2,568,000)
   Subordinated notes payable to
      affiliates                                         (471,000)           (3,114,000)           (3,142,000)           (2,556,000)
                                                -----------------         -------------         -------------         -------------

   Total interest expense                             (27,313,000)         (135,094,000)         (137,558,000)         (107,788,000)
                                                -----------------         -------------         -------------         -------------

NET INVESTMENT INCOME                                  26,965,000            86,872,000            73,201,000            56,843,000
                                                -----------------         -------------         -------------         -------------

NET REALIZED INVESTMENT GAINS
   (LOSSES)                                               271,000            19,482,000           (17,394,000)          (13,355,000)
                                                -----------------         -------------         -------------         -------------

Fee income:
   Variable annuity fees                               58,806,000           200,867,000           139,492,000           103,970,000
   Net retained commissions                            11,479,000            48,561,000            39,143,000            31,548,000
   Asset management fees                                8,068,000            29,592,000            25,764,000            25,413,000
   Surrender charges                                    3,239,000             7,404,000             5,529,000             5,184,000
   Other fees                                           1,738,000             3,938,000             3,218,000             3,390,000
                                                -----------------         -------------         -------------         -------------

TOTAL FEE INCOME                                       83,330,000           290,362,000           213,146,000           169,505,000
                                                -----------------         -------------         -------------         -------------

GENERAL AND ADMINISTRATIVE
   EXPENSES                                           (22,375,000)          (96,102,000)          (98,802,000)          (81,552,000)
                                                -----------------         -------------         -------------         -------------

AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                                  (27,070,000)          (72,713,000)          (66,879,000)          (57,520,000)
                                                -----------------         -------------         -------------         -------------

ANNUAL COMMISSIONS                                     (6,624,000)          (18,209,000)           (8,977,000)           (4,613,000)
                                                -----------------         -------------         -------------         -------------

PRETAX INCOME                                          54,497,000           209,692,000            94,295,000            69,308,000

Income tax expense                                    (20,106,000)          (71,051,000)          (31,169,000)          (24,252,000)
                                                -----------------         -------------         -------------         -------------

NET INCOME                                             34,391,000           138,641,000            63,126,000            45,056,000
                                                -----------------         -------------         -------------         -------------

Other comprehensive income, net
   of tax:

Net unrealized gains on bonds and
   notes available for sale:
      Net unrealized gains
         identified in the current
         period                                       (10,249,000)           (4,027,000)           16,605,000           (11,265,000)
      Less reclassification
         Adjustment for net
         realized gains included
         in net income                                    215,000            (5,963,000)            7,321,000            11,417,000
                                                -----------------         -------------         -------------         -------------

OTHER COMPREHENSIVE INCOME (LOSS)                     (10,034,000)           (9,990,000)           23,926,000               152,000
                                                -----------------         -------------         -------------         -------------

COMPREHENSIVE INCOME                            $      24,357,000         $ 128,651,000         $  87,052,000         $  45,208,000
                                                -----------------         -------------         -------------         -------------
                                                -----------------         -------------         -------------         -------------


                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                                                                         Years Ended September 30,
                                              Three Months Ended       -----------------------------------------------------------
                                               December 31, 1998                  1998                  1997                  1996
                                               -----------------       ---------------       ---------------       ---------------
CASH FLOWS FROM OPERATING
   ACTIVITIES:
   Net income                                  $      34,391,000       $   138,641,000       $    63,126,000       $    45,056,000
   Adjustments to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
            Fixed annuity contracts                   22,828,000           112,695,000           109,217,000            82,690,000
            Guaranteed investment
               contracts                               3,980,000            17,787,000            22,650,000            19,974,000
         Net realized investment losses
           (gains)                                      (271,000)          (19,482,000)           17,394,000            13,355,000
         Amortization (accretion) of
            net premiums (discounts)
            on investments                            (1,199,000)              447,000           (18,576,000)           (8,976,000)
         Amortization of goodwill                        356,000             1,422,000             1,187,000             1,169,000
         Provision for deferred income
            taxes                                     15,945,000            34,087,000           (16,024,000)           (3,351,000)
   Change in:
      Accrued investment income                       (1,512,000)           (4,649,000)           (2,084,000)           (5,483,000)
      Deferred acquisition costs                     (34,328,000)         (160,926,000)         (113,145,000)          (60,941,000)
      Other assets                                   (21,070,000)          (19,374,000)          (14,598,000)           (8,000,000)
      Income taxes currently payable                  16,992,000           (38,134,000)           10,779,000             5,766,000
      Other liabilities                                5,617,000            (2,248,000)           14,187,000             5,474,000
   Other, net                                          5,510,000            (5,599,000)              418,000              (129,000)
                                               -----------------       ---------------       ---------------       ---------------

NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                         47,239,000            54,667,000            74,531,000            86,604,000
                                               -----------------       ---------------       ---------------       ---------------

CASH FLOWS FROM INVESTING
   ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                           (392,515,000)       (1,970,502,000)       (2,566,211,000)       (1,937,890,000)
      Mortgage loans                                  (4,962,000)         (131,386,000)         (266,771,000)          (15,000,000)
      Other investments, excluding
         short-term investments                       (1,992,000)                  ---           (75,556,000)          (36,770,000)
   Sales of:
      Bonds, notes and redeemable
         Preferred stocks                            265,039,000         1,602,079,000         2,299,063,000         1,241,928,000
      Real estate                                            ---                   ---                   ---               900,000
      Other investments, excluding
         short-term investments                          142,000            42,458,000             6,421,000             4,937,000
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                             37,290,000           424,393,000           376,847,000           288,969,000
      Mortgage loans                                   7,699,000            80,515,000            25,920,000            11,324,000
      Other investments, excluding
         short-term investments                          853,000            67,213,000            23,940,000            20,749,000
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                        3,083,211,000                   ---                   ---                   ---
                                               -----------------       ---------------       ---------------       ---------------

NET CASH PROVIDED (USED) BY INVESTING
   ACTIVITIES                                      2,994,765,000           114,770,000          (176,347,000)         (420,853,000)
                                               -----------------       ---------------       ---------------       ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                                                                                          Years Ended September 30,
                                               Three Months Ended       -----------------------------------------------------------
                                                December 31, 1998                  1998                  1997                  1996
                                                -----------------       ---------------        --------------         -------------
CASH FLOWS FROM FINANCING
    ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts                   $     351,616,000       $ 1,512,994,000        $1,097,937,000         $ 741,774,000
      Guaranteed investment
         contracts                                            ---             5,619,000            55,000,000           134,967,000
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                                      (448,762,000)       (1,303,790,000)         (620,367,000)         (236,705,000)
   Withdrawal payments on:
      Fixed annuity contracts                         (41,554,000)         (191,690,000)         (242,589,000)         (263,614,000)
      Guaranteed investment
         contracts                                     (3,797,000)          (36,313,000)         (198,062,000)          (16,492,000)
   Claims and annuity payments
      on fixed annuity contracts                       (9,333,000)          (40,589,000)          (35,731,000)          (31,107,000)
   Net receipts from (repayments
      of) other short-term
      financings                                        9,545,000           (10,944,000)           34,239,000          (119,712,000)
   Net receipt/(payment) related to
      a modified coinsurance
      transaction                                    (170,436,000)          166,631,000                   ---                   ---
   Receipts from issuance of
      subordinated note payable
         to affiliate                                 170,436,000                   ---                   ---                   ---
   Capital contribution received                       70,000,000                   ---            28,411,000            27,387,000
   Dividends paid                                             ---           (51,200,000)          (25,500,000)          (29,400,000)
                                                -----------------       ---------------        --------------         -------------

NET CASH  PROVIDED (USED) BY
   FINANCING ACTIVITIES                               (72,285,000)           50,718,000            93,338,000           207,098,000
                                                -----------------       ---------------        --------------         -------------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS                       2,969,719,000           220,155,000            (8,478,000)         (127,151,000)

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                             333,735,000           113,580,000           122,058,000           249,209,000
                                                -----------------       ---------------        --------------         -------------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                             $   3,303,454,000       $   333,735,000        $  113,580,000         $ 122,058,000
                                                -----------------       ---------------        --------------         -------------
                                                -----------------       ---------------        --------------         -------------

SUPPLEMENTAL CASH FLOW
   INFORMATION:

   Interest paid on indebtedness                $         536,000       $     3,912,000        $    7,032,000         $   5,982,000
                                                -----------------       ---------------        --------------         -------------
                                                -----------------       ---------------        --------------         -------------

   Net income taxes paid (refunded)             $     (12,302,000)      $    74,932,000        $   36,420,000         $  22,031,000
                                                -----------------       ---------------        --------------         -------------
                                                -----------------       ---------------        --------------         -------------









                             See accompanying notes

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.     NATURE OF OPERATIONS

       Anchor National Life Insurance Company (the "Company") is an Arizona-domiciled life insurance company and conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations include the sale and administration of fixed and variable annuities and guaranteed investment contracts. Asset management operations, which include the sale and management of mutual funds, is conducted by SunAmerica Asset Management Corp. Broker-dealer operations include the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc.

       The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       BASIS OF PRESENTATION: At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc. On January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. ("AIG") in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, on the date of merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Inc. ("SunAmerica").

       The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

       The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

       Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

       Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at the lower of cost or fair value. Other invested assets include investments in separate account investments, leveraged leases, and collateralized mortgage obligation residuals.

       Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

       INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability.

       DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, variable annuity fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
       estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

       As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in accumulated other comprehensive income/(loss) that is credited or charged directly to shareholder's equity. DAC has been increased by $1,400,000 at December 31, 1998, decreased by $7,000,000 at September 30, 1998, and decreased by $16,400,000 at September 30, 1997 for this adjustment.

       VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

       GOODWILL: Goodwill, amounting to $22,983,000 at December 31, 1998, is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

       CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees).

       FEE INCOME: Variable annuity fees, asset management fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

       INCOME TAXES: The Company is included in the consolidated federal income tax return of the Parent and files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

       RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1997, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") and Statement of Financial Accounting Standards No. 131, "Disclosure about Segments of an Enterprise and Related Information" ("SFAS 131").

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       SFAS 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. SFAS 130 is effective for the Company as of October 1, 1998 and is included in these financial statements.

       SFAS 131 establishes standards for the disclosure of information about the Company's operating segments. SFAS 131 is effective for the year ending December 31, 1999 and is not included in these financial statements.

       Implementation of SFAS 131 will not have an impact on the Company's results of operations, financial condition or liquidity.

       In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 addresses the accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and hedging activities. SFAS 133 was postponed by SFAS 137, and now will be effective for the Company as of January 1, 2001. Therefore, it is not included in the accompanying financial statements. The Company has not completed its analysis of the effect of SFAS 133, but management believes that it will not have a material impact on the Company's results of operations, financial condition or liquidity.

3.     FISCAL YEAR CHANGE

       Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

       Results for the comparable prior year period are summarized below.

                                                              Three Months Ended
                                                               December 31, 1997
                                                               -----------------
       Investment income                                              59,855,000

       Net investment income                                          26,482,000

       Net realized investment gains                                  20,935,000

       Total fee income                                               63,984,000

       Pretax income                                                  67,654,000

       Net income                                                     44,348,000
                                                               -----------------
                                                               -----------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.     INVESTMENTS

       The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                                       Estimated
                                                                             Amortized                      Fair
                                                                                  Cost                     Value
                                                                        --------------            --------------
       AT DECEMBER 31, 1998:

           Securities of the United States
              Government                                                $    6,033,000            $    6,272,000
           Mortgage-backed securities                                      546,790,000               553,990,000
           Securities of public utilities                                  208,074,000               205,119,000
           Corporate bonds and notes                                     2,624,330,000             2,616,073,000
           Redeemable preferred stocks                                       6,125,000                 7,507,000
           Other debt securities                                           861,388,000               859,879,000
                                                                        --------------            --------------

              Total                                                     $4,252,740,000            $4,248,840,000
                                                                        --------------            --------------
                                                                        --------------            --------------

       AT SEPTEMBER 30, 1998:

           Securities of the United States
              Government                                                $   84,377,000            $   88,239,000
           Mortgage-backed securities                                      569,613,000               584,007,000
           Securities of public utilities                                  108,431,000               106,065,000
           Corporate bonds and notes                                       883,890,000               884,209,000
           Redeemable preferred stocks                                       6,125,000                 6,888,000
           Other debt securities                                           282,427,000               285,346,000
                                                                        --------------            --------------

              Total                                                     $1,934,863,000            $1,954,754,000
                                                                        --------------            --------------
                                                                        --------------            --------------

       AT SEPTEMBER 30, 1997:

           Securities of the United States
              Government                                                $   18,496,000            $   18,962,000
           Mortgage-backed securities                                      636,018,000               649,196,000
           Securities of public utilities                                   22,792,000                22,893,000
           Corporate bonds and notes                                       984,573,000             1,012,559,000
           Redeemable preferred stocks                                       6,125,000                 6,681,000
           Other debt securities                                           274,481,000               275,903,000
                                                                        --------------            --------------

              Total                                                     $1,942,485,000            $1,986,194,000
                                                                        --------------            --------------
                                                                        --------------            --------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 1998, follow:

                                                                                                         Estimated
                                                                               Amortized                      Fair
                                                                                    Cost                     Value
                                                                          --------------            --------------
         Due in one year or less                                          $  918,639,000            $  918,419,000
         Due after one year through
             five years                                                    1,547,743,000             1,546,798,000
         Due after five years through
             ten years                                                       815,959,000               816,689,000
         Due after ten years                                                 423,609,000               412,944,000
         Mortgage-backed securities                                          546,790,000               553,990,000
                                                                          --------------            --------------

             Total                                                        $4,252,740,000            $4,248,840,000
                                                                          --------------            --------------
                                                                          --------------            --------------

       Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                    Gross                     Gross
                                                               Unrealized                Unrealized
                                                                    Gains                    Losses
                                                              -----------             ------------
       AT DECEMBER 31, 1998:

           Securities of the United States
              Government                                      $   239,000             $        ---
           Mortgage-backed securities                           9,398,000               (2,198,000)
           Securities of public utilities                         926,000               (3,881,000)
           Corporate bonds and notes                           22,227,000              (30,484,000)
           Redeemable preferred stocks                          1,382,000                      ---
           Other debt securities                                2,024,000               (3,533,000)
                                                              -----------             ------------

              Total                                           $36,196,000             $(40,096,000)
                                                              -----------             ------------
                                                              -----------             ------------

       AT SEPTEMBER 30, 1998:

           Securities of the United States
              Government                                      $ 3,862,000              $        ---
           Mortgage-backed securities                          15,103,000                  (709,000)
           Securities of public utilities                       2,420,000                (4,786,000)
           Corporate bonds and notes                           31,795,000               (31,476,000)
           Redeemable preferred stocks                            763,000                       ---
           Other debt securities                                5,235,000                (2,316,000)
                                                              -----------              ------------

              Total                                           $59,178,000              $(39,287,000)
                                                              -----------             ------------
                                                              -----------             ------------

       AT SEPTEMBER 30, 1997:

           Securities of the United States
              Government                                      $   498,000              $    (32,000)
           Mortgage-backed securities                          14,998,000                (1,820,000)
           Securities of public utilities                         141,000                   (40,000)
           Corporate bonds and notes                           28,691,000                  (705,000)
           Redeemable preferred stocks                            556,000                       ---
           Other debt securities                                1,569,000                  (147,000)
                                                              -----------              ------------

              Total                                           $46,453,000              $ (2,744,000)
                                                              -----------             ------------
                                                              -----------             ------------

       Gross unrealized gains on equity securities available for sale aggregated $10,000, $54,000, and $1,004,000 at December 31, 1998, September 30,
       1998, and September 30, 1997, respectively. There were no unrealized losses at December 31, 1998, September 30, 1998, or September 30, 1997.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       Gross realized investment gains and losses on sales of investments are as follows:

                                                                                                        Years Ended September 30,
                                             Three Months Ended          --------------------------------------------------------
                                              December 31, 1998                  1998                  1997                  1996
                                              -----------------          ------------          ------------          ------------
       BONDS, NOTES AND
           REDEEMABLE PREFERRED
           STOCKS:
           Realized gains                     $       6,669,000          $ 28,086,000          $ 22,179,000          $ 14,532,000
           Realized losses                           (5,324,000)           (4,627,000)          (25,310,000)          (10,432,000)

       COMMON STOCKS:
           Realized gains                                12,000               337,000             4,002,000               511,000
           Realized losses                               (9,000)                  ---              (312,000)           (3,151,000)

       OTHER INVESTMENTS:
           Realized gains                               573,000             8,824,000             2,450,000             1,135,000

       IMPAIRMENT WRITEDOWNS                         (1,650,000)          (13,138,000)          (20,403,000)          (15,950,000)
                                              -----------------          ------------          ------------          ------------

       Total net realized
           investment gains
           and losses                         $         271,000          $ 19,482,000          $(17,394,000)         $(13,355,000)
                                              -----------------          ------------          ------------          ------------
                                              -----------------          ------------          ------------          ------------

       The sources and related amounts of investment income are as follows:


                                                                                                         Years Ended September 30,
                                             Three Months Ended          --------------------------------------------------------
                                              December 31, 1998                  1998                  1997                  1996
                                              -----------------          ------------          ------------          ------------

       Short-term investments                 $       4,649,000          $ 12,524,000          $ 11,780,000          $ 10,647,000
       Bonds, notes and
           redeemable preferred
           stocks                                    39,660,000           156,140,000           163,038,000           140,387,000
       Mortgage loans                                 7,904,000            29,996,000            17,632,000             8,701,000
       Common stocks                                        ---                34,000                16,000                 8,000
       Real estate                                       13,000              (467,000)             (296,000)             (196,000)
       Cost-method partnerships                         352,000            24,311,000             6,725,000             4,073,000
       Other invested assets                          1,700,000              (572,000)           11,864,000             1,011,000
                                              -----------------          ------------          ------------          ------------

           Total investment income            $      54,278,000          $221,966,000          $210,759,000          $164,631,000
                                              -----------------          ------------          ------------          ------------
                                              -----------------          ------------          ------------          ------------

       Expenses incurred to manage the investment portfolio amounted to $500,000 for the three months ended December 31, 1998, $1,910,000 for the year ended September 30, 1998, $2,050,000 for the year ended September 30, 1997, and $1,737,000 for the year ended September 30, 1996, and are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       At December 31, 1998, the following investments exceeded 10% of the Company's consolidated shareholder's equity of $74,703,000:

                                                                         Amortized                   Fair
                                                                            Cost                     Value
                                                                        --------------           --------------
       General Motors Acceptance Corporation                               188,908,000              188,953,000
       Export Development Corporation                                      114,895,000              114,895,000
       Morgan Stanley Dean Witter                                          111,838,000              111,837,000
       Lucent Technologies Inc.                                             89,901,000               89,901,000
       Duke Energy Corporation                                              89,896,000               89,896,000
       International Lease Finance Corp.                                    84,965,000               84,965,000
       Ford Motor Corporation                                               79,973,000               79,976,000
       Gannet Company                                                       79,869,000               79,869,000
       Exxon Asset Management Co.                                           78,935,000               78,935,000
       General Electric Capital Corp.                                       78,008,000               78,008,000
       Merrill Lynch & Company                                              75,040,000               75,042,000
       Koch Industries                                                      74,939,000               74,939,000
       Government of Canada                                                 74,928,000               74,927,000
                                                                        --------------           --------------

           Total                                                        $1,222,095,000           $1,222,143,000
                                                                        --------------           --------------
                                                                        --------------           --------------

       At December 31, 1998, mortgage loans were collateralized by properties located in 29 states, with loans totaling approximately 20% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 14% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

       At December 31, 1998, bonds, notes and redeemable preferred stocks included $241,769,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 1998.

       At December 31, 1998, the carrying value of investments in default as to the payment of principal or interest was $3,168,000, composed of $2,500,000 of bonds and $668,000 of mortgage loans. Such nonperforming investments had an estimated fair value of $1,918,000.

       As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 1998, the Company had one outstanding Swap Agreement with a notional principal amount of $21,538,000, which matures in December 2024. The net interest paid amounted to $54,000 for the three months ended December 31, 1998, $278,000 for the year ended September 30, 1998, and $125,000 for the year ended September 30, 1997, and is included in Interest Expense on Guaranteed Investment Contracts in the income statement. There were no outstanding Swap Agreements at September 30, 1996.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       At December 31, 1998, $5,305,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

5.     FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for cost-method partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

       The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

       The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

       CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

       BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

       MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

       COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

       COST-METHOD PARTNERSHIPS: Fair value of limited partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

       VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

       RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
       contracts are valued based on the present value of future cash flows at current pricing rates.

       RESERVES FOR UNIVERSAL LIFE INSURANCE CONTRACTS: Universal life and single premium life contracts are assigned a fair value equal to current net surrender value.

       RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

       RECEIVABLE FROM/PAYABLE TO BROKERS FOR PURCHASES OF SECURITIES: Such obligations represent net transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

       VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Fair values of contracts in the accumulation phase are based on net surrender values. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates.

       SUBORDINATED NOTES PAYABLE TO PARENT: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       The estimated fair values of the Company's financial instruments at December 31, 1998, September 30, 1998 and 1997, compared with their respective carrying values, are as follows:

                                                                              Carrying                      Fair
                                                                                 Value                     Value
                                                                       ---------------           ---------------
       DECEMBER 31, 1998:

       ASSETS:
           Cash and short-term investments                             $ 3,303,454,000           $ 3,303,454,000
           Bonds, notes and redeemable
              preferred stocks                                           4,248,840,000             4,248,840,000
           Mortgage loans                                                  388,780,000               411,230,000
           Common stocks                                                     1,419,000                 1,419,000
           Cost-method partnerships                                          4,577,000                12,802,000
           Variable annuity assets held in
              separate accounts                                         13,767,213,000            13,767,213,000
           Receivable from brokers for sales
              of securities                                                 22,826,000                22,826,000

       LIABILITIES:
           Reserves for fixed annuity contracts                          5,500,157,000             5,437,045,000
           Reserves for universal life
              insurance contracts                                        2,339,194,000             2,339,061,000
           Reserves for guaranteed investment
              contracts                                                    306,461,000               306,461,000
           Variable annuity liabilities related
              to separate accounts                                      13,767,213,000            13,287,434,000
           Subordinated notes payable to Parent                            209,367,000               210,587,000
                                                                       ---------------           ---------------
                                                                       ---------------           ---------------

       SEPTEMBER 30, 1998:

       ASSETS:
           Cash and short-term investments                             $   333,735,000           $   333,735,000
           Bonds, notes and redeemable
              preferred stocks                                           1,954,754,000             1,954,754,000
           Mortgage loans                                                  391,448,000               415,981,000
           Common stocks                                                       169,000                   169,000
           Cost-method partnerships                                          4,403,000                12,744,000
           Variable annuity assets held in
              separate accounts                                         11,133,569,000            11,133,569,000
           Receivable from brokers for sales
              of securities                                                 23,904,000                23,904,000

       LIABILITIES:
           Reserves for fixed annuity contracts                          2,189,272,000             2,116,874,000
           Reserves for guaranteed investment
              contracts                                                    282,267,000               282,267,000
           Payable to brokers for purchases
              of securities                                                 50,957,000                50,957,000
           Variable annuity liabilities related
              to separate accounts                                      11,133,569,000            10,696,607,000
           Subordinated notes payable to Parent                             39,182,000                40,550,000
                                                                       ---------------           ---------------
                                                                       ---------------           ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                                                                              Carrying                      Fair
                                                                                 Value                     Value
                                                                       ---------------           ---------------
       SEPTEMBER 30, 1997:

       ASSETS:
           Cash and short-term investments                              $  113,580,000           $   113,580,000
           Bonds, notes and redeemable
              preferred stocks                                           1,986,194,000             1,986,194,000
           Mortgage loans                                                  339,530,000               354,495,000
           Common stocks                                                     1,275,000                 1,275,000
           Cost-method partnerships                                         46,880,000                84,186,000
           Variable annuity assets held in
              separate accounts                                          9,343,200,000             9,343,200,000
           Receivable from brokers for sales
              of securities                                                  2,290,000                 2,290,000

       LIABILITIES:
           Reserves for fixed annuity contracts                          2,098,803,000             2,026,258,000
           Reserves for guaranteed investment
              contracts                                                    295,175,000               295,175,000
           Payable to brokers for purchases
              of securities                                                  2,553,000                 2,553,000
           Variable annuity liabilities related
              to separate accounts                                       9,343,200,000             9,077,200,000
           Subordinated notes payable to Parent                             36,240,000                37,393,000
                                                                       ---------------           ---------------
                                                                       ---------------           ---------------

6.     SUBORDINATED NOTES PAYABLE TO PARENT

       On December 30, 1998, the Company received cash totaling $170,436,000 in exchange for issuance of a surplus note (the "Note") payable to its immediate parent, SunAmerica Life Insurance Company (the "Parent"), which Note has been included in Subordinated Notes Payable to Affiliates in the accompanying consolidated balance sheet. Interest on this note accrues at a rate of 7%.

       Subordinated notes and accrued interest payable to affiliates totaled $209,367,000 at interest rates ranging from 7% to 9% at December 31, 1998, and require principal payments of $23,060,000 in 1999, $5,400,000 in 2000, $10,000,000 in 2001 and $170,436,000 thereafter. On June 30,
       1999, the Parent cancelled the Note and funds received were reclassified to Additional Paid-in Capital.

7.     REINSURANCE

       On August 11, 1998, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $5,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands stock life insurance company, effective December 31, 1997. As a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement is not material.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

       On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life Assurance Corporation ("MBL Life"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. Reserves for universal life contracts are based on fund value. The excess of the purchase price over the fair value of net assets received amounted to $113,039,000 and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet.

       This business was assumed from MBL life subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements.

       Included in the block of business acquired from MBL Life is approximately $250,000,000 of individual life business and $500,000,000 of group annuity business whose contract owners are residents of New York State ("the New York Business"). Approximately six months subsequent to completion of the transaction, the New York Business will be acquired by the Company's New York affiliate, First SunAmerica Life Insurance Company ("FSA"), via an assumption reinsurance agreement, and the remainder of the business will be acquired by the Company via an assumption reinsurance agreement with MBL Life, which will supersede the coinsurance agreement. The $128,420,000 purchase price will be allocated between the Company and its affiliate based on the estimated future gross profits of the two blocks of business.

8.     CONTINGENT LIABILITIES

       The Company has entered into two agreements in which it has provided liquidity support for certain short-term securities of municipalities by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31,

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       1998 is $210,000,000. Management does not anticipate any material future losses with respect to these liquidity support facilities. An additional $60,000,000 has been committed to investments in the process of being funded or to be available in the case of certain natural disasters, for which the Company receives a fee.

       The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.     SHAREHOLDER'S EQUITY

       The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 1998 and September 30, 1998, 3,511 shares were outstanding.

       Changes in shareholder's equity are as follows:

                                                                                                          Years Ended September 30,
                                               Three Months Ended          --------------------------------------------------------
                                                December 31, 1998                  1998                  1997                  1996
                                                -----------------          ------------          ------------          ------------
       ADDITIONAL PAID-IN CAPITAL:
           Beginning balances                   $     308,674,000          $308,674,000          $280,263,000          $252,876,000
           Capital contributions
              received                                 70,000,000                   ---            28,411,000            27,387,000
                                                -----------------          ------------          ------------          ------------

       Ending balances                          $     378,674,000          $308,674,000          $308,674,000          $280,263,000
                                                -----------------          ------------          ------------          ------------
                                                -----------------          ------------          ------------          ------------

       RETAINED EARNINGS:
           Beginning balances                   $     332,069,000          $244,628,000          $207,002,000          $191,346,000
           Net income                                  34,391,000           138,641,000            63,126,000            45,056,000
           Dividend paid                                      ---           (51,200,000)          (25,500,000)          (29,400,000)
                                                -----------------          ------------          ------------          ------------

       Ending balances                          $     366,460,000          $332,069,000          $244,628,000          $207,002,000
                                                -----------------          ------------          ------------          ------------
                                                -----------------          ------------          ------------          ------------

       ACCUMULATED OTHER
           COMPREHENSIVE INCOME
           (LOSS):
              Beginning balances                $       8,415,000          $ 18,405,000          $ (5,521,000)         $ (5,673,000)
              Change in net
                 unrealized gains
                 (losses) on debt
                 securities
                 available for sale                   (23,791,000)          (23,818,000)           57,463,000            (2,904,000)
              Change in net
                 unrealized gains
                 (losses) on equity
                 securities
                 available for sale                       (44,000)             (950,000)              (55,000)            3,538,000
              Change in adjustment
                 to deferred
                 acquisition costs                      8,400,000             9,400,000           (20,600,000)             (400,000)
              Tax effects of net
                 changes                                5,401,000             5,378,000           (12,882,000)              (82,000)
                                                -----------------          ------------          ------------          ------------

       Ending balances                          $      (1,619,000)         $  8,415,000          $ 18,405,000          $ (5,521,000)
                                                -----------------          ------------          ------------          ------------
                                                -----------------          ------------          ------------          ------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Dividends in the amounts of $51,200,000, $25,500,000 and $29,400,000 were paid on June 4, 1998, April 1, 1997 and March 18, 1996, respectively. No dividends were paid in the three months ended December 31, 1998.

       Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the year ended December 31, 1998 was $98,766,000. The statutory net income for the year ended December 31, 1997 totaled $74,407,000, and the statutory net income for the year ended December 31, 1996 was $27,928,000. The Company's statutory capital and surplus totaled $443,394,000 at December 31, 1998, $537,542,000 at September 30, 1998, $567,979,000 at December 31, 1997 and
       $311,176,000 at December 31, 1996.

10.    INCOME TAXES

       The components of the provisions for federal income taxes on pretax income consist of the following:

                                                         Net Realized
                                                           Investment
                                                        Gains (Losses)           Operations               Total
                                                         ------------          ------------        ------------
       THREE MONTHS ENDED DECEMBER 31, 1998:

       Currently payable                                 $    740,000          $  3,421,000       $  4,161,000
       Deferred                                              (620,000)           16,565,000          15,945,000
                                                         ------------          ------------        ------------

           Total income tax expense                      $    120,000          $ 19,986,000        $ 20,106,000
                                                         ------------          ------------        ------------
                                                         ------------          ------------        ------------

       YEAR ENDED SEPTEMBER 30, 1998:

       Currently payable                                 $  4,221,000          $ 32,743,000       $ 36,964,000
       Deferred                                              (550,000)           34,637,000          34,087,000
                                                         ------------          ------------        ------------

           Total income tax expense                      $  3,671,000          $ 67,380,000        $ 71,051,000
                                                         ------------          ------------        ------------
                                                         ------------          ------------        ------------

       YEAR ENDED SEPTEMBER 30, 1997:

       Currently payable                                 $ (3,635,000)         $ 50,828,000        $ 47,193,000
       Deferred                                            (2,258,000)          (13,766,000)        (16,024,000)
                                                         ------------          ------------         -----------

           Total income tax expense                      $ (5,893,000)         $ 37,062,000        $ 31,169,000
                                                         ------------          ------------        ------------
                                                         ------------          ------------        ------------

       YEAR ENDED SEPTEMBER 30, 1996:

       Currently payable                                 $  5,754,000          $ 21,849,000        $ 27,603,000
       Deferred                                           (10,347,000)            6,996,000          (3,351,000)
                                                         ------------          ------------        ------------

           Total income tax expense                      $ (4,593,000)         $ 28,845,000        $ 24,252,000
                                                         ------------          ------------        ------------
                                                         ------------          ------------        ------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                                                                        Years Ended September 30,
                                             Three Months Ended          --------------------------------------------------------
                                              December 31, 1998                  1998                  1997                  1996
                                              -----------------          ------------          ------------          ------------
       Amount computed at
           statutory rate                     $      19,074,000          $ 73,392,000          $ 33,003,000          $ 24,258,000
       Increases (decreases)
           resulting from:
              Amortization of
                 differences between
                 book and tax bases
                 of net assets
                 acquired                               146,000               460,000               666,000               464,000
              State income taxes,
                 net of federal tax
                 benefit                              1,183,000             5,530,000             1,950,000             2,070,000
              Dividends-received
                 deduction                             (345,000)           (7,254,000)           (4,270,000)           (2,357,000)
              Tax credits                                                  (1,296,000)             (318,000)             (257,000)
              Other, net                                 48,000               219,000               138,000                74,000
                                              -----------------          ------------          ------------          ------------

              Total income tax
                 expense                      $      20,106,000          $ 71,051,000          $ 31,169,000          $ 24,252,000
                                              -----------------          ------------          ------------          ------------
                                              -----------------          ------------          ------------          ------------

       For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 1998. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                               December 31,                                     At September 30,
                                                              -------------              ---------------------------------------
                                                                       1998                       1998                      1997
                                                              -------------              -------------            --------------
       DEFERRED TAX LIABILITIES:
       Investments                                            $  18,174,000              $  17,643,000            $   13,160,000
       Deferred acquisition costs                               222,943,000                223,392,000               154,949,000
       State income taxes                                         3,143,000                  2,873,000                 1,777,000
       Other liabilities                                         13,906,000                    144,000                       ---
       Net unrealized gains on debt
           and equity securities
           available for sale                                           ---                  4,531,000                 9,910,000
                                                              -------------              -------------            --------------

           Total deferred tax
              liabilities                                       258,166,000                248,583,000               179,796,000
                                                              -------------              -------------            --------------

       DEFERRED TAX ASSETS:
       Contractholder reserves                                 (148,587,000)              (149,915,000)             (108,090,000)
       Guaranty fund assessments                                 (2,935,000)                (2,910,000)               (2,707,000)
       Other assets                                                     ---                        ---                (1,952,000)
       Net unrealized losses on
           debt and equity securities
           available for sale                                      (872,000)                       ---                       ---
                                                              -------------              -------------            --------------

           Total deferred tax assets                           (152,394,000)              (152,825,000)             (112,749,000)
                                                              -------------              -------------            --------------

           Deferred income taxes                              $ 105,772,000              $  95,758,000            $   67,047,000
                                                              -------------              -------------            --------------
                                                              -------------              -------------            --------------

11.    ADOPTION OF NEW ACCOUNTING STANDARD

       Effective October 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" ("SFAS 130") which requires the reporting of comprehensive income in addition to net income from operations. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. The adoption of SFAS 130 did not have an impact on the Company's results of operations, financial condition or liquidity. Comprehensive income amounts for the prior year are disclosed to conform to the current year's presentation.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       The before tax, after tax, and tax benefit (expense) amounts for each component of the increase or decrease in unrealized losses or gains on debt and equity securities available for sale for both the current and prior periods are summarized below:

                                                                                       Tax Benefit
                                                                Before Tax              (Expense)                Net of Tax
                                                               ------------             -----------             ------------
       THREE MONTHS ENDED DECEMBER 31,
       1998:

       Net unrealized losses on debt
           and equity securities available
           for sale identified in the
           current period                                      $(24,345,000)            $ 8,521,000             $(15,824,000)

       Increase in deferred acquisition
           cost adjustment identified in
           the current period                                     8,579,000              (3,004,000)               5,575,000
                                                               ------------             -----------             ------------

       Subtotal                                                 (15,766,000)              5,517,000              (10,249,000)
                                                               ------------             -----------             ------------

       Reclassification adjustment for:
           Net realized losses included
              in net income                                         510,000                (179,000)                 331,000
           Related change in deferred
              acquisition costs                                    (179,000)                 63,000                 (116,000)
                                                               ------------             -----------             ------------
           Total reclassification
              adjustment                                            331,000                (116,000)                 215,000
                                                               ------------             -----------             ------------

       Total other comprehensive loss                          $(15,435,000)            $ 5,401,000             $(10,034,000)
                                                               ------------             -----------             ------------
                                                               ------------             -----------             ------------

       YEAR ENDED SEPTEMBER 30, 1998:

       Net unrealized gains on debt
           and equity securities available
           for sale identified in the
           current period                                      $(10,281,000)            $ 3,598,000             $ (6,683,000)

       Decrease in deferred acquisition
           cost adjustment identified in
           the current period                                     4,086,000              (1,430,000)               2,656,000
                                                               ------------             -----------             ------------

       Subtotal                                                  (6,195,000)              2,168,000               (4,027,000)
                                                               ------------             -----------             ------------

       Reclassification adjustment for:
           Net realized gains included
              in net income                                     (14,487,000)              5,070,000               (9,417,000)
           Related change in deferred
              acquisition costs                                   5,314,000              (1,860,000)               3,454,000
                                                               ------------             -----------             ------------
           Total reclassification
              adjustment                                         (9,173,000)              3,210,000               (5,963,000)
                                                               ------------             -----------             ------------

       Total other comprehensive loss                          $(15,368,000)            $ 5,378,000             $ (9,990,000)
                                                               ------------             -----------             ------------
                                                               ------------             -----------             ------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.    ADOPTION OF NEW ACCOUNTING STANDARD (Continued)

                                                                                       Tax Benefit
                                                               Before Tax               (Expense)               Net of Tax
                                                              -------------            ------------            -------------
       YEAR ENDED SEPTEMBER 30,1997:

       Net unrealized losses on debt
           and equity securities available
           for sale identified in the
           current period                                     $  40,575,000            $(14,201,000)           $  26,374,000

       Increase in deferred acquisition
           cost adjustment identified in
           the current period                                   (15,031,000)              5,262,000               (9,769,000)
                                                              -------------            ------------            -------------

       Subtotal                                                  25,544,000              (8,939,000)              16,605,000
                                                              -------------            ------------            -------------

       Reclassification adjustment for:
           Net realized losses included
              in net income                                      16,832,000              (5,891,000)              10,941,000
           Related change in deferred
              acquisition costs                                  (5,569,000)              1,949,000               (3,620,000)
                                                              -------------            ------------             ------------
           Total reclassification
              adjustment                                         11,263,000              (3,942,000)               7,321,000
                                                              -------------            ------------             ------------

       Total other comprehensive
           income                                             $  36,807,000            $(12,881,000)            $ 23,926,000
                                                              -------------            ------------             ------------
                                                              -------------            ------------             ------------

       YEAR ENDED SEPTEMBER 30, 1996:

       Net unrealized gains on debt
           and equity securities available
           for sale identified in the
           current period                                     $ (26,189,000)           $  9,166,000             $(17,023,000)

       Decrease in deferred acquisition
           cost adjustment identified in
           the current period                                     8,858,000              (3,100,000)               5,758,000
                                                              -------------            ------------             ------------

       Subtotal                                                 (17,331,000)              6,066,000              (11,265,000)
                                                              -------------            ------------             ------------

       Reclassification adjustment for:
           Net realized gains included
              in net income                                      26,823,000              (9,388,000)              17,435,000
           Related change in deferred
              acquisition costs                                  (9,258,000)              3,240,000               (6,018,000)
                                                              -------------            ------------             ------------
           Total reclassification
              adjustment                                         17,565,000              (6,148,000)              11,417,000
                                                              -------------            ------------             ------------

       Total other comprehensive
           income                                             $     234,000            $    (82,000)            $    152,000
                                                              -------------            ------------             ------------
                                                              -------------            ------------             ------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.    RELATED-PARTY MATTERS

       The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $6,977,000 in the three months ended December 31, 1998, and $32,946,000, $25,492,000, and $16,906,000 in the years ended
       September 30, 1998, 1997 and 1996, respectively. These broker-dealers, when combined with the Company's wholly owned broker-dealer, represent a significant portion of the Company's business, amounting to approximately 35.6%, 33.6%, 36.1%, and 38.3% of premiums in the three months ended December 31, 1998, and the years ended September 30, 1998, 1997, and 1996, respectively. The Company also sells its products through unaffiliated broker-dealers, the largest two of which represented approximately 14.7% and 9.4% of premiums in the three months ended December 31, 1998, 17.3% and 8.4% of premiums in the year ended September 30, 1998, 19.2% and 10.1% in the year ended September 30, 1997, and 19.7%
       and 10.2% in the year ended September 30, 1996, respectively.

       The Company purchases administrative, investment management, accounting, marketing and data processing services from SunAmerica Financial, whose purpose is to provide services to the Company and its affiliates. Amounts paid for such services totaled $21,593,000 for the three months ended December 31, 1998, $84,975,000 for the year ended September 30, 1998, $86,116,000 for the year ended September 30, 1997 and $65,351,000 for the year ended September 30, 1996. The marketing component of such costs during these periods amounted to $9,906,000, $39,482,000, $31,968,000 and
       $17,442,000, respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

       At December 31, 1998, the Company held bonds with a fair value of $84,965,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

       For the three months ended December 31, 1998, the Company made no purchases or sales of invested assets to the Parent or its affiliates.

       During the year ended September 30, 1998, the Company sold various invested assets to the Parent for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

       During the year ended September 30, 1998, the Company purchased certain invested assets from the Parent, SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value, which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

       During the year ended September 30, 1997, the Company sold various invested assets to SunAmerica Life Insurance Company and to CalAmerica Life Insurance Company for cash equal to their current market value of $15,776,000 and $15,000, respectively. The Company recorded a net gain aggregating $276,000 on such transactions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

       During the year ended September 30, 1997, the Company purchased certain invested assets from SunAmerica Life Insurance Company and CalAmerica Life Insurance Company for cash equal to their current market value of $8,717,000 and $284,000, respectively.

       During the year ended September 30, 1996, the Company sold various invested assets to the Parent and to SunAmerica Life Insurance Company for cash equal to their current market value of $274,000 and $47,321,000, respectively. The Company recorded a net loss aggregating $3,000 on such transactions.

       During the year ended September 30, 1996, the Company purchased certain invested assets from SunAmerica Life Insurance Company for cash equal to their current market value, which aggregated $28,379,000.

13.    BUSINESS SEGMENTS

       Summarized data for the Company's business segments follow:

                                                                      Total
                                                               depreciation
                                                                        and
                                                   Total       amortization              Pretax                   Total
                                                Revenues            Expense              Income                  Assets
                                            ------------        -----------        ------------         ---------------
       THREE MONTHS ENDED
       DECEMBER 31, 1998:
       Annuity operations                   $103,626,000        $23,236,000        $ 45,962,000         $22,982,323,000
       Broker-dealer
           operations                         11,279,000            561,000           4,444,000              59,537,000
       Asset management
           operations                         22,974,000          4,204,000           4,091,000             104,473,000
                                            ------------        -----------        ------------         ---------------

       Total                                $137,879,000        $28,001,000        $ 54,497,000         $23,146,333,000
                                            ------------        -----------        ------------         ---------------
                                            ------------        -----------        ------------         ---------------

       YEAR ENDED
       SEPTEMBER 30, 1998:
       Annuity operations                   $443,407,000        $60,731,000        $178,120,000         $14,389,922,000
       Broker-dealer
           operations                         47,363,000          1,770,000          22,401,000              55,870,000
       Asset management
           operations                         41,040,000         14,780,000           9,171,000             104,476,000
                                            ------------        -----------        ------------         ---------------

       Total                                $531,810,000        $77,281,000        $209,692,000         $14,550,268,000
                                            ------------        -----------        ------------         ---------------
                                            ------------        -----------        ------------         ---------------

       YEAR ENDED
       SEPTEMBER 30, 1997:
       Annuity operations                   $332,845,000        $55,675,000        $ 74,792,000         $12,440,311,000
       Broker-dealer
           operations                         38,005,000            689,000          16,705,000              51,400,000
       Asset management
           operations                         35,661,000         16,357,000           2,798,000              81,518,000
                                            ------------        -----------        ------------         ---------------

       Total                                $406,511,000        $72,721,000        $ 94,295,000         $12,573,229,000
                                            ------------        -----------        ------------         ---------------
                                            ------------        -----------        ------------         ---------------

       YEAR ENDED
       SEPTEMBER 30, 1996:
       Annuity operations                   $256,681,000        $43,974,000        $ 53,827,000         $ 9,092,770,000
       Broker-dealer
           operations                         31,053,000            449,000          13,033,000              37,355,000
       Asset management
           operations                         33,047,000         18,295,000           2,448,000              74,410,000
                                            ------------        -----------        ------------         ---------------

       Total                                $320,781,000        $62,718,000        $ 69,308,000         $ 9,204,535,000
                                            ------------        -----------        ------------         ---------------
                                            ------------        -----------        ------------         ---------------

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

14.    SUBSEQUENT EVENTS

       On June 30, 1999, the Parent cancelled the $170,436,000 Note and funds received were reclassified to Additional Paid-in Capital. Also on June 30, 1999, the Parent forgave the total interest earned on the Note of $4,971,000.

       On July 1, 1999, the New York Business acquired from MBL Life was transferred to FSA via an assumption reinsurance agreement and the remainder of the business converted to assumption reinsurance, which superseded the coinsurance arrangement. As part of this transfer, invested assets equal to $675,303,000, life reserves equal to $282,947,000, group pension reserves equal to $404,318,000, and other net assets of $11,962,000 were transferred to FSA. The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

       As of August 1, 1999, the Company ceded $6,444,871,000 billion of variable annuity liabilities through a modified coinsurance transaction to ANLIC Insurance Company (Hawaii). As part of this transaction, the Company received $150,000,000 on September 9, 1999, which was credited to Deferred Amortization Costs in the balance sheet to eliminate the unamortized costs previously deferred with respect to the ceded business.

       On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999, the Parent contributed additional capital of $54,250,000 to the Company.

                          VARIABLE ANNUITY ACCOUNT FIVE
               (PORTION RELATING TO THE SEASONS VARIABLE ANNUITY)

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                 MARCH 31, 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Five (Portion Relating to the SEASONS Variable Annuity)

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Five (Portion Relating to the SEASONS Variable Annuity), and a separate account of Anchor National Life Insurance Company (the "Separate Account") at March 31, 1999, and the results of their operations and the changes in their net assets for the year then ended, and the changes in their net assets for the period from inception to March 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at March 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Los Angeles, California
June 22, 1999

                          VARIABLE ANNUITY ACCOUNT FIVE
               (Portion Relating to the SEASONS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                 MARCH 31, 1999


                                                                          Moderate        Balanced     Conservative
                                                           Growth           Growth          Growth           Growth
                                                         Strategy         Strategy        Strategy         Strategy           TOTAL
                                                 -----------------------------------------------------------------------------------
Assets:
     Investments in Seasons Series Trust,
         at market value                            $ 121,437,185    $ 120,239,990    $ 97,716,735     $ 70,188,177   $ 409,582,087

Liabilities                                                     0                0               0                0               0
                                                 -----------------------------------------------------------------------------------

Net Assets                                          $ 121,437,185    $ 120,239,990    $ 97,716,735     $ 70,188,177   $ 409,582,087
                                                 -----------------------------------------------------------------------------------
                                                 -----------------------------------------------------------------------------------


Accumulation units outstanding                          7,643,378        7,968,543       6,957,319        5,313,501
                                                 -------------------------------------------------------------------
                                                 -------------------------------------------------------------------

Unit value of accumulation units                          $ 15.89          $ 15.09         $ 14.05          $ 13.21
                                                 -------------------------------------------------------------------
                                                 -------------------------------------------------------------------




                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
               (Portion Relating to the SEASONS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999


                                                                        Market Value                   Market
  Variable Accounts                                     Shares             Per Share                    Value                   Cost
  ----------------------------------------------------------------------------------------------------------------------------------

  Multi-Managed Growth Portfolio                     3,562,769               $ 17.21             $ 61,297,370           $ 44,566,007

  Multi-Managed Moderate Growth Portfolio            4,284,623                 15.50               66,430,219             52,326,676

  Multi-Managed Income/Equity Portfolio              4,021,174                 13.33               53,615,629             47,604,638

  Multi-Managed Income Portfolio                     3,472,249                 12.07               41,909,143             39,803,109

  Asset Allocation: Diversified Growth Portfolio     8,071,982                 12.63              101,986,233             92,245,533

  Stock Portfolio                                    5,202,506                 16.21               84,343,493             71,181,301
                                                                                             ---------------------------------------

                                                                                                $ 409,582,087          $ 347,727,264
                                                                                             ---------------------------------------
                                                                                             ---------------------------------------



                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
               (Portion Relating to the SEASONS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 MARCH 31, 1999

                                                                           Moderate       Balanced     Conservative
                                                             Growth          Growth         Growth           Growth
                                                           Strategy        Strategy       Strategy         Strategy           TOTAL
                                                   ---------------------------------------------------------------------------------
Investment income:
     Dividends and capital gains distributions          $ 1,479,145     $ 1,628,423    $ 2,036,693      $ 1,578,652     $ 6,722,913
                                                   ---------------------------------------------------------------------------------
         Total investment income                          1,479,145       1,628,423      2,036,693        1,578,652       6,722,913
                                                   ---------------------------------------------------------------------------------

Expenses:
     Mortality risk charge                                 (758,405)       (732,574)      (580,343)        (388,653)     (2,459,975)
     Expense risk charge                                   (294,935)       (284,890)      (225,689)        (151,143)       (956,657)
     Distribution expense charge                           (126,401)       (122,096)       (96,724)         (64,776)       (409,997)
                                                   ---------------------------------------------------------------------------------

         Total expenses                                  (1,179,741)     (1,139,560)      (902,756)        (604,572)     (3,826,629)
                                                   ---------------------------------------------------------------------------------

Net investment income                                       299,404         488,863      1,133,937          974,080       2,896,284
                                                   ---------------------------------------------------------------------------------

Net realized gains from securities transactions:
     Proceeds from shares sold                            7,133,234       4,827,861      3,219,773        2,714,135      17,895,003
     Cost of shares sold                                 (6,068,165)     (4,244,259)    (2,955,112)      (2,501,446)    (15,768,982)
                                                   ---------------------------------------------------------------------------------

Net realized gains from
    securities transactions                               1,065,069         583,602        264,661          212,689       2,126,021
                                                   ---------------------------------------------------------------------------------

Net unrealized appreciation of investments:
     Beginning of period                                  5,657,332       4,574,763      3,062,294        1,464,122      14,758,511
     End of period                                       24,476,957      20,694,508     11,366,079        5,317,279      61,854,823
                                                   ---------------------------------------------------------------------------------

Change in net unrealized appreciation
    of investments                                       18,819,625      16,119,745      8,303,785        3,853,157      47,096,312
                                                   ---------------------------------------------------------------------------------

Increase in net assets from operations                 $ 20,184,098    $ 17,192,210    $ 9,702,383      $ 5,039,926    $ 52,118,617
                                                   ---------------------------------------------------------------------------------
                                                   ---------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
               (Portion Relating to the SEASONS Variable Annuity)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 MARCH 31, 1999

                                                                            Moderate        Balanced   Conservative
                                                             Growth           Growth          Growth         Growth
                                                           Strategy         Strategy        Strategy       Strategy          TOTAL
                                                  ---------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income                                $ 299,404        $ 488,863     $ 1,133,937      $ 974,080    $ 2,896,284
     Net realized gains from
         securities transactions                          1,065,069          583,602         264,661        212,689      2,126,021
     Change in net unrealized appreciation
         of investments                                  18,819,625       16,119,745       8,303,785      3,853,157     47,096,312
                                                  ---------------------------------------------------------------------------------

         Increase in net assets from operations          20,184,098       17,192,210       9,702,383      5,039,926     52,118,617
                                                  ---------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                        25,370,476       27,029,910      27,864,701     21,346,387    101,611,474
     Cost of units redeemed                              (6,440,528)      (4,232,834)     (3,916,769)    (2,613,911)   (17,204,042)
     Net transfers                                       30,609,533       33,820,223      29,362,799     27,890,832    121,683,387
                                                  ---------------------------------------------------------------------------------

         Increase in net assets
             from capital transactions                   49,539,481       56,617,299      53,310,731     46,623,308    206,090,819
                                                  ---------------------------------------------------------------------------------

Increase in net assets                                   69,723,579       73,809,509      63,013,114     51,663,234    258,209,436
Net assets at beginning of period                        51,713,606       46,430,481      34,703,621     18,524,943    151,372,651
                                                  ---------------------------------------------------------------------------------

Net assets at end of period                           $ 121,437,185    $ 120,239,990    $ 97,716,735   $ 70,188,177  $ 409,582,087
                                                  ---------------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------------

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                           1,850,898        2,029,881       2,142,924      1,713,214
     Units redeemed                                        (467,197)        (311,465)       (306,592)      (207,688)
     Units transferred                                    2,309,544        2,610,669       2,331,285      2,271,755
                                                  ------------------------------------------------------------------

Increase in units outstanding                             3,693,245        4,329,085       4,167,617      3,777,281
Beginning units                                           3,950,133        3,639,458       2,789,702      1,536,220
                                                  ------------------------------------------------------------------

Ending units                                              7,643,378        7,968,543       6,957,319      5,313,501
                                                  ------------------------------------------------------------------
                                                  ------------------------------------------------------------------

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                          FOR THE PERIOD FROM INCEPTION
                                TO MARCH 31, 1998


                                                                           Moderate        Balanced    Conservative
                                                             Growth          Growth          Growth          Growth
                                                           Strategy        Strategy        Strategy        Strategy          TOTAL
                                                  ---------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income                                $ 282,616       $ 289,137       $ 180,800        $ 99,163      $ 851,716
     Net realized gains from
         securities transactions                            816,005         762,027         798,424         786,887      3,163,343
     Change in net unrealized appreciation
         of investments                                   5,657,332       4,574,763       3,062,294       1,464,122     14,758,511
                                                  ---------------------------------------------------------------------------------

         Increase in net assets from operations           6,755,953       5,625,927       4,041,518       2,350,172     18,773,570
                                                  ---------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                        32,508,285      29,681,425      23,536,046      16,158,781    101,884,537
     Cost of units redeemed                             (12,455,914)    (12,085,148)    (11,737,331)    (11,512,659)   (47,791,052)
     Net transfers                                       24,905,282      23,208,277      18,863,388      11,528,649     78,505,596
                                                  ---------------------------------------------------------------------------------

         Increase in net assets
             from capital transactions                   44,957,653      40,804,554      30,662,103      16,174,771    132,599,081
                                                  ---------------------------------------------------------------------------------

Increase in net assets                                   51,713,606      46,430,481      34,703,621      18,524,943    151,372,651
Net assets at beginning of period                                 0               0               0               0              0
                                                  ---------------------------------------------------------------------------------

Net assets at end of period                            $ 51,713,606    $ 46,430,481    $ 34,703,621    $ 18,524,943  $ 151,372,651
                                                  ---------------------------------------------------------------------------------
                                                  ---------------------------------------------------------------------------------

ANALYSIS OF INCREASE
     IN UNITS OUTSTANDING:
     Units sold                                           2,939,168       2,723,383       2,196,085       1,549,280
     Units redeemed                                      (1,062,574)     (1,043,715)     (1,027,746)     (1,020,261)
     Units transferred                                    2,073,539       1,959,790       1,621,363       1,007,201
                                                  ------------------------------------------------------------------

Increase in units outstanding                             3,950,133       3,639,458       2,789,702       1,536,220
Beginning units                                                   0               0               0               0
                                                  ------------------------------------------------------------------

Ending units                                              3,950,133       3,639,458       2,789,702       1,536,220
                                                  ------------------------------------------------------------------
                                                  ------------------------------------------------------------------

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FIVE
               (PORTION RELATING TO THE SEASONS VARIABLE ANNUITY)
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Variable Annuity Account Five (Portion Relating to the SEASONS Variable Annuity) of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company"). The Company is an indirect, wholly owned subsidiary of SunAmerica Inc. Effective January 1, 1999, SunAmerica Inc. merged with and into American International Group, Inc. in a tax-free reorganization that was treated as a pooling of interests for accounting purposes. Immediately prior to the merger, SunAmerica Inc. transferred substantially all of its net assets to its wholly owned subsidiary SunAmerica Holdings, Inc., a Delaware Corporation. On January 4, 1999, SunAmerica Holdings, Inc. changed its name to SunAmerica Inc. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account is composed of four strategies, which are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio of the Seasons Series Trust ("the Trust") and in two other portfolios of the Trust. The Trust is a diversified, open-end, affiliated investment company, which retains an investment advisor to assist in its investment activities. The inception date of the strategies and the underlying investment portfolios was April 15, 1997. The contractholder may elect to have payments allocated to any of seven guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participant to the four strategies and do not include balances allocated to the General Account.

         The four strategies differ in their investment objectives, levels of risk and anticipated growth over time. Each strategy invests in a multi-managed portfolio specific for that strategy and in the two jointly utilized portfolios of the Trust, according to a predetermined allocation designed to achieve its investment objective. The investment allocation to the underlying portfolios is maintained by rebalancing the strategies quarterly.

         The investment objectives of the four strategies of the Separate Account are described below:

         The GROWTH STRATEGY seeks long-term growth of capital. The Growth Strategy invests in the Multi-Managed Growth Portfolio, the Asset
         Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

         The MODERATE GROWTH STRATEGY seeks growth of capital, with conservation of principal as a secondary objective. The Moderate Growth Strategy invests in the Multi-Managed

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         Moderate Growth Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

         The BALANCED GROWTH STRATEGY focuses on conservation of principal, with high total return as a secondary objective. The Balanced Growth Strategy invests in the Multi-Managed Income/Equity Portfolio, the Asset Allocation: Diversified Growth Portfolio, and the Stock Portfolio.

         The CONSERVATIVE GROWTH STRATEGY focuses on capital preservation while maintaining some potential for growth over the long term. The Conservative Growth Strategy invests in the Multi-Managed Income Portfolio, the Asset Allocation:
         Diversified Growth Portfolio, and the Stock Portfolio.

         The investment objectives of the six underlying portfolios of the Strategies are summarized below:

         The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

         The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

         The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

         The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

         The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of U.S. and foreign issuers which the advisor believes have the potential for appreciation. This portfolio is an investment of all four strategies.

         The STOCK PORTFOLIO seeks long-term capital appreciation and, secondarily, increasing dividend income. This portfolio invests primarily in common stocks of well-established growth companies. This portfolio is an investment of all four strategies.

         The four multi-managed Seasons portfolios described above pursue their investment goals by allocating their assets among three or four managed components. The assets of each multi-managed portfolio are allocated among the same three investment managers in differing percentages, depending on the portfolio's overall investment objective. Janus

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         Capital Corporation manages a growth component, SunAmerica Asset Management Corp., a wholly owned subsidiary of SunAmerica Inc., manages a balanced component, and Wellington Management Company, LLP manages a fixed income component. SunAmerica Asset Management Corp. also manages an aggressive growth component that is available only in the Growth and Moderate Growth strategies. The investment policies relating to each of the four managed Strategy components are described below:

         The SUNAMERICA/AGGRESSIVE GROWTH COMPONENT primarily consists of equity securities of small capitalization growth companies or industries, although larger capitalization companies may be included. This component may also include debt securities that have the potential for capital appreciation.

         The JANUS/GROWTH COMPONENT primarily consists of common stocks of U.S. or foreign issuers with earnings growth potential.

         The SUNAMERICA/BALANCED COMPONENT, over the long term, will consist of a diversified selection of equity investments in companies of medium to large capitalizations that are thought to be undervalued in the marketplace and long term bonds and other debt securities.

         The WELLINGTON MANAGEMENT COMPANY/FIXED INCOME COMPONENT primarily consists of fixed income securities of varying maturities and risk/return characteristics.

         Purchases and sales of shares of the portfolios of the Trust are valued at the net asset values of the shares on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded when received. Realized gains and losses on the sale of investments in the Trust are recognized at the date of sale and are determined on an average cost basis.

         Accumulation unit values are computed daily based on the total net assets of the strategies.

2.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: The contract value may be withdrawn at any time during the accumulation period. There is a free withdrawal amount for the first withdrawal during each contract year. The free withdrawal amount is equal to 10% of aggregate purchase payments that remain subject to the withdrawal charge and that have not previously been withdrawn. Should a withdrawal exceed the free withdrawal amount, a withdrawal charge, in certain circumstances, is imposed and paid to the Company.

         Withdrawal charges vary in amount depending upon the number of years since the purchase payment being withdrawn was made. The withdrawal charge is deducted from the remaining contract value so that the actual reduction in contract value as a result of the withdrawal will be greater than the withdrawal amount requested and paid. For purposes of determining the withdrawal charge, withdrawals will be allocated to the oldest purchase payments first so that all withdrawals are allocated to purchase payments to which the lowest (if any) withdrawal charge applies.

         Any amount withdrawn which exceeds a free withdrawal may be subject to a withdrawal charge in accordance with the withdrawal charge table shown below:


                  Year since Purchase                      Applicable Withdrawal
                         Payment                             Charge Percentage
                  -------------------                      ---------------------

                  First                                            7%
                  Second                                           6%
                  Third                                            6%
                  Fourth                                           5%
                  Fifth                                            4%
                  Sixth                                            3%
                  Seventh                                          2%
                  Eighth and beyond                                0%

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota) is charged against each contract, which reimburses the Company for expenses incurred in establishing and maintaining records relating to a contract. The contract maintenance fee will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge will be assessed as of the date of surrender.

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of four transactions within a contract year.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, which total to an annual rate of 1.25% of the net asset value of each strategy, computed on a daily basis. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each strategy, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. If this charge is not enough to cover the cost of distributing the contract, the Company will bear the loss.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

3.       INVESTMENT IN SEASONS SERIES TRUST

         The aggregate cost of the Trust's shares acquired and the aggregate proceeds from shares sold during the year ended March 31, 1999 consist of the following:


                                                                          Cost of Shares              Proceeds from
         Portfolios                                                             Acquired                Shares Sold
         ----------------                                                 --------------              --------------
         Multi-Managed Growth Portfolio                                      $26,133,489                $ 5,697,532

         Multi-Managed Moderate Growth Portfolio                              32,295,653                  3,771,999

         Multi-Managed Income/Equity Portfolio                                31,627,751                  1,971,980

         Multi-Managed Income Portfolio                                       30,439,969                  1,284,949

         Asset Allocation: Diversified Growth Portfolio                       58,908,961                  1,972,452

         Stock Portfolio                                                      47,476,283                  3,196,091
                                                                          --------------             --------------
                                                                          --------------             --------------


4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. The Separate Account is not treated as a regulated investment company under the Code.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) Financial Statements

    The following financial statements are included in Part B of the Registration Statement:

        Consolidated financial statements of Anchor National Life Insurance Company as of September 30, 1998 and 1997 and for each of the three years for fiscal year ended September 30, 1998.


        Audited Transition Report of Anchor National Life Insurance Company as of and for the three months ended December 31, 1998.


        Financial Statements of Variable Annuity Account Five (Portion Relating to the SEASONS Variable Annuity) as of March 31, 1999 and for the year then ended and for the period from inception to March 31, 1998.

(B)  EXHIBITS

(1)        Resolutions Establishing Separate Account.............................  ***
(2)        Custody Agreements....................................................  ***
(3)        (a) Form of Distribution Contract.....................................  ***
           (b) Form of Selling Agreement.........................................  ***
(4)        (a) Seasons Variable Annuity Contract.................................  ***
           (b) Seasons Endorsement...............................................  **
(5)        (a) Seasons Application for Contract..................................  ***
           (b) Seasons/Participation Enrollment Form.............................  ***
(6)        Depositor -- Corporate Documents
           (a) Certificate of Incorporation......................................  ***
           (b) By-Laws...........................................................  ***
(7)        Reinsurance Contract..................................................  Not Applicable
(8)        Seasons Series Trust Fund Participation Agreement.....................  ***
(9)        Opinion of Counsel....................................................  ***
           Consent of Counsel....................................................  ***
(10)       Consent of Independent Accountants....................................  ****
(11)       Financial Statements Omitted from Item 23.............................  Not Applicable
(12)       Initial Capitalization Agreement......................................  Not Applicable
(13)       Performance Computations..............................................  Not Applicable
(14)       Diagram and Listing of All Persons Directly or Indirectly Controlled
            By or Under Common Control with Anchor National Life Insurance
            Company, the Depositor of Registrant.................................  ****
(15)       Powers of Attorney....................................................  *


------------------------

   * Filed with Variable Annuity Account Five and Anchor National Life Insurance Company (Anchor National) Initial Registration Statement 333-08859, 811-7727 on July 25, 1996.


  ** Filed with Variable Annuity Account Five and Anchor National Registration
     Statement 333-08859, 811-7727, Post-Effective Amendment 2 & 3 on
     July 27, 1998.


 *** Filed with Variable Annuity Account Five and Anchor National
     Registration Statement 333-08859, 811-7727, Pre-Effective Amendment 1 on March 11, 1997.


**** Filed Herewith




ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

    The officers and directors of Anchor National Life Insurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                 POSITION
---------------------------------------------------  ---------------------------------------------------
Eli Broad                                            Chairman, President and Chief Executive Officer
Jay S. Wintrob                                       Director and Executive Vice President

NAME                                                 POSITION
---------------------------------------------------  ---------------------------------------------------
Jana W. Greer                                        Director and Senior Vice President
Peter McMillan                                       Director
James R. Belardi                                     Director and Senior Vice President
Susan L. Harris                                      Director, Senior Vice President and Secretary
Scott L. Robinson                                    Director and Senior Vice President
N. Scott Gillis                                      Senior Vice President and Controller
Edwin R. Raquel                                      Senior Vice President and Chief Actuary
Marc H. Gamsin                                       Director and Senior Vice President
David R. Bechtel                                     Vice President and Treasurer
J. Franklin Grey                                     Vice President
Edward P. Nolan*                                     Vice President
Gregory M. Outcalt                                   Vice President
Scott H. Richland                                    Vice President
P. Daniel Demko, Jr.                                 Vice President
Kevin J. Hart                                        Vice President

------------------------

*88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

    The Registrant is a separate account of Anchor National Life Insurance Company (Depositor). Depositor is a subsidiary of American International Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of the Initial Registration Statement of Variable Annuity Account Seven and Anchor National Life Insurance Company, (File Nos. 333-65965 and 811-09003) (N-4) and (333-65953) (S-1), which is incorporated herein by reference. As of January 4, 1999, Anchor National became an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed March 31, 1999.


ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of March 31, 1999, the number of contracts funded by Variable Annuity Account Five of Anchor National Life Insurance was 6,904; 2,740 of which were qualified contracts and 4,164 of which were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

    None.

ITEM 29.  PRINCIPAL UNDERWRITER

    SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Variable Annuity Account Five, Presidential Variable Account One, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by Sunamerica Asset Management Corp.

    Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

NAME                                                 POSITION WITH DISTRIBUTOR
---------------------------------------------------  ---------------------------------------------------
Peter A. Harbeck                                     Director
J. Steven Neamtz                                     Director & President
Robert M. Zakem                                      Director, Executive Vice President, General Counsel
                                                      & Assistant Secretary
Susan L. Harris                                      Secretary
James Nichols                                        Vice President
Debbie Potash-Turner                                 Controller


                                                   NET DISTRIBUTION    COMPENSATION ON
                                                     DISCOUNTS AND      REDEMPTION OR      BROKERAGE
NAME OF DISTRIBUTOR                                   COMMISSIONS       ANNUITIZATION     COMMISSIONS    COMMISSIONS*
-------------------------------------------------  -----------------  -----------------  -------------  ---------------
SunAmerica Capital Services, Inc.                           None               None             None            None

------------------------

*Distribution fee is paid by Anchor National Life Insurance Company.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    Anchor National Life Insurance Company, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

    State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

ITEM 31.  MANAGEMENT SERVICES

    Not Applicable.

ITEM 32.  UNDERTAKINGS

    Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33.  REPRESENTATION

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
    Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 14th day of December, 1999.


                                  VARIABLE ANNUITY ACCOUNT FIVE
                                                   (Registrant)

                                  ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                                   (Depositor)

                                  By:             /s/ JAY S. WINTROB
                                     -------------------------------------------
                                                   Jay S. Wintrob
                                               EXECUTIVE VICE PRESIDENT

                                  ANCHOR NATIONAL LIFE INSURANCE COMPANY
                                                   (Depositor)

                                  By:             /s/ JAY S. WINTROB
                                     -------------------------------------------
                                                   Jay S. Wintrob
                                               EXECUTIVE VICE PRESIDENT

    As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

                      SIGNATURE                                       TITLE                                  DATE
------------------------------------------------------  ---------------------------------  ----------------------
                                                           President, Chief Executive
                      ELI BROAD*                           Officer and Chairman of the
     -------------------------------------------            Board (Principal Executive        December 14, 1999
                      Eli Broad                                      Officer)

                  SCOTT L. ROBINSON*                        Senior Vice President and
     -------------------------------------------          Director (Principal Financial
                  Scott L. Robinson                                  Officer)

                   N. SCOTT GILLIS*                         Senior Vice President and
     -------------------------------------------         Controller (Principal Accounting
                   N. Scott Gillis                                   Officer)

                  JAMES R. BELARDI*
     -------------------------------------------                    Director
                   James R. Belardi

                    JANA W. GREER*
     -------------------------------------------                    Director
                    Jana W. Greer

                      SIGNATURE                                       TITLE                                  DATE
------------------------------------------------------  ---------------------------------  ----------------------
                 /s/ SUSAN L. HARRIS
     -------------------------------------------                    Director
                   Susan L. Harris

                   PETER MCMILLAN*
     -------------------------------------------                    Director
                    Peter McMillan

                 /s/ JAY S. WINTROB*
     -------------------------------------------                    Director
                    Jay S. Wintrob

           *By:        /s/ SUSAN L. HARRIS
     -------------------------------------------                Attorney in Fact
                   Susan L. Harris


** KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby constitutes and appoints SUSAN L. HARRIS AND CHRISTINE A. NIXON or each of them, as his true and lawful attorneys-in fact and agents, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, as fully to all intents as he might or could do in person, including specifically, but without limiting the generality of the foregoing, to (i) take any action to comply with any rules, regulations or requirements of the Securities and Exchange Commission under the federal securities laws; (ii) make application for and secure any exemptions from the federal securities laws; (iii) register additional annuity contracts under the federal securities laws, if registration is deemed necessary. The undersigned hereby ratifies and confirms all that said attorneys-in-fact and agents or any of them, or their substitutes, shall do or cause to be done by virtue thereof.



Date: December 14, 1999



               **/s/ MARC H. GAMSIN
     -------------------------------------------   Director   December 14, 1999
                    Marc H. Gamsin

                                 EXHIBIT INDEX



 EXHIBIT NO.   DESCRIPTION
-------------  ----------------------------------------------------------------
(10)           Consent of Independent Accountants

(14)           Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Control with Anchor National Life
               Insurance Company, the Depositor of Registrant